UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04161

Jefferson Pilot Variable Fund, Inc.
(Exact name of registrant as specified in charter)

One Granite Place, Concord, NH 03301
(Address of principal executive offices)

Craig Moreshead, Secretary
Jefferson Pilot Variable Fund, Inc.
One Granite Place, Concord, NH 03301
(Name and address of agent for service)

Registrant's telephone number, including area code: 603-226-5706

Date of fiscal year end: 12/31/04

Date of reporting period: 09/30/04

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
CAPITAL GROWTH PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 97.06%
Advertising 2.74%
Omnicom Group, Inc.	66,590	$4,865,065

Aerospace & Defense 1.02%
General Dynamics Corp.	17,760	1,813,296

Banking 1.78%
Citigroup, Inc.	71,491	3,154,183

Broadcasting 1.11%
XM Satellite Radio Holdings, Inc. *	63,430	1,967,599

Building Construction 1.84%
Lennar Corp.	68,700	3,270,120

Commercial Services 1.14%
Moody's Corp.	27,560	2,018,770

Computer Equipment & Services 10.67%
CDW Corp.	50,450	2,927,614
Dell, Inc. *	187,640	6,679,984
EMC Corp. *	151,840	1,752,234
First Data Corp.	153,210	6,664,635
Lexmark International, Inc. *	10,730	901,427
		18,925,894
Computer Network 2.59%
Cisco Systems, Inc. *	254,230	4,601,563

Computer Software 2.68%
Microsoft Corp.	172,100	4,758,565

Cosmetics & Personal Care 1.62%
Gillette Co., The	68,920	2,876,721

Diversified Operations 2.35%
General Electric Co.	124,000	4,163,920

Educational Services 4.86%
Apollo Group, Inc. *	117,060	8,588,687

Electronic Components 1.71%
Xilinx, Inc.	112,150	3,028,050

Electronics - Semiconductors 2.11%
Analog Devices, Inc.	96,720	3,750,802

Entertainment & Leisure 2.45%
Electronic Arts, Inc. *	94,715	4,355,943

Financial Services 7.73%
Accenture, Ltd. *	46,900	1,268,645
Countrywide Financial Corp.	266,040	10,479,316
Franklin Resources, Inc.	35,450	1,976,692
		13,724,653
Government Agency 2.61%
Fannie Mae	23,200	1,470,880
Freddie Mac	48,520	3,165,445
		4,636,325
Healthcare 0.98%
Cardinal Health, Inc.	39,550	1,731,104

Internet Services 5.39%
Yahoo!, Inc. *	282,250	9,571,098

Manufacturing 2.96%
Corning, Inc. *	276,050	3,058,634
Danaher Corp.	42,790	2,194,271
		5,252,905
Medical - Biotechnology 0.82%
Genzyme Corp. *	26,660	1,450,571

Medical Products 7.77%
Guidant Corp.	132,190	8,729,828
Medtronic, Inc.	97,435	5,056,877
		13,786,705
Oil & Gas - Integrated 1.02%
Petro-Canada	34,790	1,807,341

Pharmaceutical 11.97%
Abbott Laboratories	41,600	1,762,176
AstraZeneca, PLC, ADR	150,920	6,207,340
Elan Corporation, PLC, ADR *	63,920	1,495,728
Eli Lilly & Co.	90,180	5,415,309
Forest Laboratories, Inc. *	47,530	2,137,899
Gilead Sciences, Inc. *	47,830	1,787,885
Schering-Plough Corp.	128,760	2,454,166
		21,260,503
Retail - Internet 3.75%
eBay, Inc. *	72,360	6,652,778

Retail Stores 5.70%
AutoZone, Inc. *	48,980	3,783,705
Best Buy Company, Inc.	51,220	2,778,173
Lowe's Companies, Inc.	33,990	1,847,357
Starbucks Corp. *	37,480	1,703,841
		10,113,076
Telecommunications - Equipment & Services 5.69%
Research In Motion, Ltd. *	132,190	10,091,385

TOTAL COMMON STOCK (Cost $168,883,379)		172,217,622

TOTAL INVESTMENTS (Cost $168,883,379)	97.06%	172,217,622
OTHER ASSETS, LESS LIABILITIES	2.94%	5,215,823

TOTAL NET ASSETS	100.00%	$177,433,445

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
GROWTH PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 98.38%
Advertising 0.47%
Monster Worldwide, Inc. *	7,190	$177,162

Agricultural Operations 1.89%
Archer-Daniels-Midland Co.	23,750	403,275
Monsanto Co.	8,470	308,477
		711,752
Airlines 0.08%
Southwest Airlines Co.	2,320	31,598

Automotive Parts & Equipment 0.50%
Autoliv, Inc.	4,710	190,284

Banking 2.07%
Wells Fargo & Co.	13,070	779,364

Beverages 1.92%
PepsiCo, Inc.	14,910	725,372

Broadcasting 0.76%
Comcast Corp. *	10,190	287,766

Building Materials 1.13%
American Standard Companies, Inc. *	10,930	425,286

Commercial Services 1.72%
Alliance Data Systems Corp. *	9,780	396,677
Paychex, Inc.	8,340	251,451
		648,128
Computer Equipment & Services 6.16%
Apple Computer, Inc. *	5,610	217,388
CDW Corp.	5,190	301,176
Dell, Inc. *	17,860	635,816
EMC Corp. *	25,940	299,348
First Data Corp.	16,480	716,880
Fiserv, Inc. *	4,350	151,641
		2,322,249
Computer Information & Technology 0.66%
Sun Microsystems, Inc. *	61,220	247,329

Computer Network 3.48%
Cisco Systems, Inc. *	46,770	846,537
Juniper Networks, Inc. *	19,760	466,336
		1,312,873
Computer Software 3.42%
Microsoft Corp.	13,820	382,123
SAP, AG, ADR	14,330	558,154
Symantec Corp. *	6,400	351,232
		1,291,509
Cosmetics & Personal Care 0.70%
Avon Products, Inc.	6,060	264,701

Delivery & Freight Services 1.49%
United Parcel Service, Inc., Class B	7,380	560,290

Diversified Operations 2.67%
General Electric Co.	30,010	1,007,736

Electronic Components 0.87%
Maxim Integrated Products, Inc.	7,730	326,902

Electronics - Semiconductors 2.81%
Applied Materials, Inc. *	33,360	550,106
Silicon Laboratories, Inc. *	4,720	156,185
Texas Instruments, Inc.	16,660	354,525
		1,060,816
Entertainment & Leisure 0.72%
Electronic Arts, Inc. *	3,620	166,484
International Game Technology	2,940	105,693
		272,177
Financial Services 10.85%
American Express Co.	16,580	853,207
Charles Schwab Corp., The	46,400	426,416
CIT Group, Inc.	9,630	360,066
Goldman Sachs Group, Inc., The	8,260	770,162
MGIC Investment Corp.	2,880	191,664
Morgan Stanley	14,790	729,147
T. Rowe Price Group, Inc.	15,020	765,119
		4,095,781
Food Products 0.51%
Kellogg Co.	4,480	191,117

Food Service & Restaurants 0.72%
Yum! Brands, Inc.	6,700	272,422

Healthcare 1.32%
UnitedHealth Group, Inc.	6,730	496,270

Household Products 2.80%
Clorox Co., The	7,270	387,491
Proctor & Gamble Co., The	12,360	668,923
		1,056,414
Insurance 5.89%
Allstate Corp., The	13,100	628,669
American International Group, Inc.	15,270	1,038,204
Anthem, Inc. *	6,420	560,145
		2,227,018
Internet Services 2.71%
Google, Inc. *	2,680	347,328
VeriSign, Inc. *	15,180	301,778
Yahoo!, Inc. *	11,040	374,366
		1,023,472
Lodging 1.06%
Marriott International, Inc.	7,680	399,053

Machinery 1.44%
Caterpillar, Inc.	6,750	543,038

Manufacturing 2.79%
Danaher Corp.	9,820	503,570
Tyco International, Ltd.	17,860	547,588
		1,051,158
Medical - Biotechnology 3.50%
Amgen, Inc. *	9,430	534,492
Biogen Idec, Inc. *	7,070	432,472
Genentech, Inc. *	6,720	352,262
		1,319,226
Medical Products 4.10%
Boston Scientific Corp. *	10,900	433,057
Fisher Scientific International, Inc. *	4,040	235,653
St. Jude Medical, Inc. *	6,600	496,782
Zimmer Holdings, Inc. *	4,830	381,763
		1,547,255
Mining & Metals - Ferrous & Nonferrous 2.01%
Alcoa, Inc.	10,850	364,452
Peabody Energy Corp.	6,580	391,510
		755,962
Multimedia 2.51%
News Corporation, Ltd., The, ADR	12,500	410,875
Time Warner, Inc. *	33,180	535,525
		946,400
Oil & Gas - Integrated 3.95%
ConocoPhillips	4,810	398,509
Pioneer Natural Resources Co.	8,350	287,908
Questar Corp.	10,950	501,729
Western Gas Resources, Inc.	10,490	299,909
		1,488,055
Oil & Gas Producers 2.74%
Apache Corp.	7,540	377,829
Noble Corp. *	4,320	194,184
XTO Energy, Inc.	14,280	463,814
		1,035,827
Oil & Gas Services & Equipment 1.23%
Smith International, Inc. *	7,650	464,585

Pharmaceutical 3.10%
Caremark Rx, Inc. *	17,130	549,359
Forest Laboratories, Inc. *	5,710	256,836
Gilead Sciences, Inc. *	9,690	362,212
		1,168,407
Retail - Internet 0.96%
eBay, Inc. *	3,920	360,405

Retail Stores 4.32%
Best Buy Company, Inc.	6,600	357,984
Chico's FAS, Inc. *	4,200	143,640
Kohl's Corp. *	5,860	282,393
Starbucks Corp. *	6,390	290,489
Walgreen Co.	8,480	303,838
Whole Foods Market, Inc.	2,880	247,075
		1,625,419
Telecommunications - Equipment & Services 1.12%
Polycom, Inc. *	9,370	185,713
Research In Motion, Ltd. *	3,090	235,891
		421,604
Telecommunications - Wireless 2.47%
America Movil, SA de CV, Series L, ADR	16,090	627,993
Western Wireless Corp. *	11,740	301,835
		929,828
Textiles & Apparel 0.95%
Coach, Inc. *	5,040	213,797
Nike, Inc., Class B	1,820	143,416
		357,213
Transportation 0.54%
C.H. Robinson Worldwide, Inc.	4,420	205,044

Utilities - Electric & Gas 1.27%
AES Corp., The *	48,050	480,020

TOTAL COMMON STOCK (Cost $34,993,602)		37,104,287

TOTAL INVESTMENTS (Cost $34,993,602)	98.38%	37,104,287
OTHER ASSETS, LESS LIABILITIES	1.62%	610,524

TOTAL NET ASSETS	100.00%	$37,714,811

LEGEND
* Non-income producing security.
ADR - American Depository Receipt

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
STRATEGIC GROWTH PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 96.82%
Banking 8.84%
Citigroup, Inc.	64,950	$2,865,594
Credit Suisse Group	17,300	552,098
Mellon Financial Corp.	25,260	699,449
Northern Trust Corp.	13,200	538,560
State Street Corp.	29,800	1,272,758
UBS, AG	11,900	837,679
U.S. Bancorp	25,200	728,280
		7,494,418
Beverages 1.19%
Coca-Cola Co., The	18,300	732,915
PepsiCo, Inc.	5,720	278,278
		1,011,193
Broadcasting 5.68%
British Sky Broadcasting Group, PLC	40,200	348,640
Clear Channel Communications, Inc.	15,330	477,836
Comcast Corp., Class A Special *	23,310	650,815
EchoStar Communications Corp. *	32,570	1,013,578
IAC/InterActiveCorp *	24,780	545,656
Liberty Media Corp.	124,500	1,085,640
Liberty Media International, Inc. *	4,806	160,338
Sogecable, SA *	2,600	104,620
Univision Communications, Inc. *	13,750	434,638
		4,821,761
Commercial Services 0.96%
Cendant Corp.	37,800	816,480

Computer Equipment & Services 4.64%
Affiliated Computer Services, Inc. *	18,620	1,036,575
Dell, Inc. *	39,610	1,410,116
First Data Corp.	13,480	586,380
Fiserv, Inc. *	22,340	778,772
SunGard Data Systems, Inc. *	5,210	123,842
		3,935,685
Computer Network 1.74%
Cisco Systems, Inc. *	51,800	937,580
Juniper Networks, Inc. *	22,500	531,000
		1,468,580
Computer Software 7.15%
Adobe Systems, Inc.	11,200	554,064
Intuit, Inc. *	15,500	703,700
Mercury Interactive Corp. *	10,500	366,240
Microsoft Corp.	103,820	2,870,624
Oracle Corp. *	33,200	374,496
Red Hat, Inc. *	20,400	249,696
SAP, AG	3,700	576,689
VERITAS Software Corp. *	18,900	336,420
		6,031,929
Cosmetics & Personal Care 0.24%
Gillette Co., The	4,800	200,352

Delivery & Freight Services 1.09%
United Parcel Service, Inc., Class B	12,220	927,742

Diversified Operations 2.72%
General Electric Co.	68,610	2,303,924

Educational Services 0.89%
Apollo Group, Inc. *	10,300	755,711

Electronic Components 0.98%
Maxim Integrated Products, Inc.	9,950	420,786
Xilinx, Inc.	15,200	410,400
		831,186
Electronics 0.62%
Samsung Electronics Company, Ltd.	1,330	528,997

Electronics - Semiconductors 2.34%
Analog Devices, Inc.	10,370	402,149
Applied Materials, Inc. *	18,300	301,767
Intel Corp.	37,400	750,244
QLogic Corp. *	8,400	248,724
Texas Instruments, Inc.	13,600	289,408
		1,992,292
Entertainment & Leisure 3.66%
Carnival Corp.	22,000	1,040,380
E.W. Scripps Co., The	12,340	589,605
International Game Technology	34,200	1,229,490
MGM Mirage *	4,800	238,320
		3,097,795
Financial Services 6.70%
Accenture, Ltd. *	42,650	1,153,683
American Express Co.	25,100	1,291,646
Ameritrade Holding Corp. *	30,200	362,702
Charles Schwab Corp., The	31,700	291,323
Goldman Sachs Group, Inc., The	5,200	484,848
MBNA Corp.	10,700	269,640
Merrill Lynch & Company, Inc.	16,770	833,804
SLM Corp.	22,370	997,702
		5,685,348
Food Service & Restaurants 1.01%
Compass Group, PLC	102,800	410,195
Sysco Corp.	15,120	452,390
		862,585
Government Agency 1.16%
Fannie Mae	9,650	611,810
Freddie Mac	5,730	373,825
		985,635
Healthcare 4.54%
Cardinal Health, Inc.	4,290	187,773
UnitedHealth Group, Inc.	30,900	2,278,566
WellPoint Health Networks, Inc. *	13,180	1,385,086
		3,851,425
Insurance 3.79%
Ace, Ltd.	10,860	435,052
American International Group, Inc.	26,800	1,822,132
Hartford Financial Services Group, Inc., The	11,100	687,423
St. Paul Travelers Companies, Inc., The	8,260	273,076
		3,217,683
Internet Services 0.97%
Google, Inc. *	900	116,640
Yahoo!, Inc. *	20,760	703,972
		820,612
Manufacturing 3.48%
Corning, Inc. *	48,400	536,272
Danaher Corp.	23,320	1,195,850
Tyco International, Ltd.	39,700	1,217,202
		2,949,324
Medical - Biotechnology 1.44%
Amgen, Inc. *	17,800	1,008,904
Genentech, Inc. *	4,100	214,922
		1,223,826
Medical Products 3.58%
Biomet, Inc.	8,900	417,232
Boston Scientific Corp. *	14,100	560,193
Guidant Corp.	5,000	330,200
Johnson & Johnson	17,030	959,300
Medtronic, Inc.	14,800	768,120
		3,035,045
Mining & Metals - Ferrous & Nonferrous 1.85%
BHP Billiton, Ltd.	39,400	409,810
Nucor Corp.	6,000	548,220
Rio Tinto, PLC	22,800	613,116
		1,571,146
Motor Vehicle Manufacturing 0.72%
Harley-Davidson, Inc.	10,280	611,043

Multimedia 1.56%
Time Warner, Inc. *	37,000	597,180
Viacom, Inc., Class B	21,810	731,944
		1,329,124
Oil & Gas - Integrated 2.15%
ChevronTexaco Corp.	16,600	890,424
Exxon Mobil Corp.	19,300	932,769
		1,823,193
Oil & Gas Services & Equipment 2.62%
Baker Hughes, Inc.	27,630	1,207,984
Schlumberger, Ltd.	15,100	1,016,381
		2,224,365
Pharmaceutical 4.18%
Forest Laboratories, Inc. *	12,820	576,644
Gilead Sciences, Inc. *	16,600	620,508
Pfizer, Inc.	51,240	1,567,944
Teva Pharmaceutical Industries, Ltd., ADR	15,200	394,440
Wyeth	10,200	381,480
		3,541,016
Retail - Internet 1.07%
eBay, Inc. *	9,900	910,206

Retail Stores 9.25%
Best Buy Company, Inc.	19,100	1,035,984
Family Dollar Stores, Inc.	14,500	392,950
Home Depot, Inc., The	32,800	1,285,760
Industria de Diseno Textil, SA (Inditex)	7,600	187,829
Kingfisher, PLC	50,200	280,024
Kohl's Corp. *	7,800	375,882
Starbucks Corp. *	7,990	363,225
Target Corp.	31,160	1,409,990
Walgreen Co.	19,770	708,359
Wal-Mart de Mexico, SA de CV, Series V	48,000	162,701
Wal-Mart de Mexico, SA de CV, Series V, ADR	8,500	288,117
Wal-Mart Stores, Inc.	25,510	1,357,132
		7,847,953
Telecommunications - Equipment & Services 0.31%
QUALCOMM, Inc.	6,800	265,472

Telecommunications - Wireless 2.80%
Crown Castle International Corp. *	28,300	421,104
Nextel Communications, Inc. *	44,500	1,060,880
Vodafone Group, PLC	201,800	482,954
Vodafone Group, PLC, ADR	16,786	404,710
		2,369,648
Textiles & Apparel 0.42%
Hermes International	1,867	354,062

Tobacco 0.48%
Altria Group, Inc.	8,700	409,248

TOTAL COMMON STOCK (Cost $71,953,966)		82,106,004

PREFERRED STOCK 0.88%
Multimedia 0.88%
News Corporation, Ltd., The, ADR	23,900	748,787

TOTAL PREFERRED STOCK (Cost $769,074)		748,787

SHORT-TERM INVESTMENTS 2.42%	Principal Value
Investment Companies 2.42%
T. Rowe Price Reserve Investment Fund, 1.688% **	$2,056,471	2,056,471

TOTAL SHORT-TERM INVESTMENTS (Cost $2,056,471)		2,056,471

TOTAL INVESTMENTS (Cost $74,779,511)	100.12%	84,911,262
OTHER ASSETS, LESS LIABILITIES	(0.12%)	(104,606)

TOTAL NET ASSETS	100.00%	$84,806,656

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company
** Affiliated issuer. The T. Rowe Price Reserve Investment Fund is an open-end management investment company managed by T. Rowe Price Associates. The Reserve Fund is offered as a cash management option only to mutual funds and other accounts managed by T. Rowe Price Associates, Inc. and is not available to the public. The rate quoted is the seven-day effective yield of the Reserve Fund as of September 30, 2004.

Investments in companies considered to be an affiliate of the Portfolio are as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Market Value at 09/30/04	Interest Income
T. Rowe Price Reserve Investment Fund	$ 1,101,681	$ 2,204,790	$ 1,250,000	$ 2,056,471	$ 6,191

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
S&P 500 INDEX PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 97.90%
Advertising 0.20%
Interpublic Group of Companies, Inc., The *	8,889	$94,135
Monster Worldwide, Inc. *#	2,318	57,116
Omnicom Group, Inc.	4,042	295,309
		446,560
Aerospace & Defense 2.02%
Boeing Co., The	17,517	904,228
General Dynamics Corp.	4,188	427,595
Goodrich Corp.	2,435	76,362
Honeywell International, Inc.	17,800	638,308
Lockheed Martin Corp.	9,420	525,448
Northrop Grumman Corp.	7,798	415,867
Raytheon Co.	9,316	353,822
Rockwell Collins, Inc.	3,707	137,678
United Technologies Corp.	10,738	1,002,714
		4,482,022
Agricultural Operations 0.20%
Archer-Daniels-Midland Co.	13,686	232,388
Monsanto Co. #	5,681	206,902
		439,290
Airlines 0.10%
Delta Air Lines, Inc. *#	2,628	8,646
Southwest Airlines Co.	16,727	227,822
		236,468
Appliances 0.05%
Maytag Corp. #	1,662	30,531
Whirlpool Corp.	1,388	83,405
		113,936
Automotive Parts & Equipment 0.31%
Cooper Tire & Rubber Co. #	1,599	32,252
Cummins, Inc.	868	64,137
Dana Corp. #	3,132	55,405
Delphi Corp.	11,310	105,070
Genuine Parts Co.	3,501	134,368
Goodyear Tire & Rubber Co., The *	3,738	40,146
Johnson Controls, Inc.	3,956	224,740
Visteon Corp. #	2,497	19,951
		676,069
Automotive Rentals 0.03%
Ryder System, Inc. #	1,348	63,410

Banking 9.62%
AmSouth Bancorporation	7,113	173,557
Bank of America Corp.	84,878	3,677,764
Bank of New York Company, Inc., The	16,083	469,141
Citigroup, Inc.	108,012	4,765,489
Comerica, Inc. #	3,738	221,850
Fifth Third Bancorp	11,830	582,273
First Horizon National Corp. #	2,543	110,264
Golden West Financial Corp.	3,179	352,710
Huntington Bancshares, Inc.	4,691	116,853
JPMorgan Chase & Co.	74,011	2,940,457
KeyCorp	8,506	268,790
M&T Bank Corp. #	2,500	239,250
Mellon Financial Corp. **	9,106	252,145
North Fork Bancorporation, Inc.	3,637	161,665
Northern Trust Corp.	4,458	181,886
Regions Financial Corp.	9,577	316,616
Southtrust Corp.	6,851	285,413
Sovereign Bancorp, Inc.	7,300	159,286
State Street Corp.	7,029	300,209
SunTrust Banks, Inc. #	5,892	414,856
U.S. Bancorp	39,193	1,132,678
Wachovia Corp.	27,269	1,280,280
Washington Mutual, Inc.	18,184	710,631
Wells Fargo & Co.	35,106	2,093,371
Zions Bancorporation	1,851	112,985
		21,320,419
Beverages 2.30%
Adolph Coors Co., Class B	754	51,212
Anheuser-Busch Companies, Inc.	17,034	850,848
Brown-Forman Corp., Class B #	2,432	111,386
Coca-Cola Co., The	50,766	2,033,178
Coca-Cola Enterprises, Inc.	9,716	183,632
Pepsi Bottling Group, Inc., The	5,422	147,207
PepsiCo, Inc.	35,538	1,728,924
		5,106,387
Broadcasting 0.87%
Clear Channel Communications, Inc.	12,741	397,137
Comcast Corp. *	46,762	1,320,559
Univision Communications, Inc. *	6,519	206,066
		1,923,762
Building Construction 0.17%
Centex Corp.	2,512	126,756
KB HOME #	985	83,223
Pulte Homes, Inc.	2,674	164,103
		374,082
Building Materials 0.16%
American Standard Companies, Inc. *	4,680	182,099
Louisiana-Pacific Corp.	2,249	58,362
Vulcan Materials Co.	2,059	104,906
		345,367
Chemicals 1.47%
Air Products & Chemicals, Inc.	4,591	249,659
Ashland, Inc.	1,408	78,961
Dow Chemical Co., The	19,384	875,769
E.I. du Pont de Nemours & Co.	20,766	888,785
Eastman Chemical Co.	1,622	77,126
Ecolab, Inc.	5,198	163,425
Engelhard Corp.	2,471	70,053
Great Lakes Chemical Corp. #	1,115	28,544
Hercules, Inc. *#	2,407	34,300
PPG Industries, Inc.	3,672	225,020
Praxair, Inc.	6,902	294,991
Rohm & Haas Co.	4,556	195,771
Sigma-Aldrich Corp.	1,469	85,202
		3,267,606
Commercial Services 0.62%
Cendant Corp.	22,103	477,425
Cintas Corp.	3,438	144,534
Convergys Corp. *	2,833	38,047
Express Scripts, Inc. *	1,591	103,956
Moody's Corp.	3,058	223,999
Paychex, Inc. #	7,914	238,607
W.W. Grainger, Inc.	1,831	105,557
		1,332,125
Computer Equipment & Services 4.30%
Affiliated Computer Services, Inc. *	2,700	150,309
Apple Computer, Inc. *	8,128	314,960
Automatic Data Processing, Inc.	12,397	512,244
Computer Sciences Corp. *#	3,794	178,697
Comverse Technology, Inc. *	3,842	72,345
Dell, Inc. *	52,008	1,851,485
Electronic Data Systems Corp. #	10,887	211,099
EMC Corp. *	50,193	579,227
First Data Corp.	17,886	778,041
Fiserv, Inc. *	4,205	146,586
Gateway, Inc. *	6,858	33,947
Hewlett-Packard Co.	63,308	1,187,025
International Business Machines Corp.	34,937	2,995,498
Lexmark International, Inc. *	2,611	219,350
NVIDIA Corp. *	3,200	46,464
Parametric Technology Corp. *	5,044	26,632
SunGard Data Systems, Inc. *	5,839	138,793
Symbol Technologies, Inc.	4,697	59,370
		9,502,072
Computer Information & Technology 0.25%
Autodesk, Inc.	2,370	115,253
NCR Corp. *#	1,861	92,287
Sun Microsystems, Inc. *	69,411	280,420
Unisys Corp. *	6,654	68,669
		556,629
Computer Network 1.25%
Cisco Systems, Inc. *§	141,030	2,552,643
Network Appliance, Inc. *	7,599	174,777
Novell, Inc. *#	7,828	49,395
		2,776,815
Computer Software 4.17%
Adobe Systems, Inc.	5,010	247,845
BMC Software, Inc. *	4,636	73,295
Citrix Systems, Inc. *	3,419	59,901
Computer Associates International, Inc. #	12,203	320,939
Compuware Corp. *#	7,784	40,088
Intuit, Inc. *#	4,145	188,183
Mercury Interactive Corp. *#	1,735	60,517
Microsoft Corp.	226,705	6,268,393
Oracle Corp. *	108,558	1,224,534
PeopleSoft, Inc. *	7,310	145,104
Siebel Systems, Inc. *	10,190	76,833
Symantec Corp. *#	6,430	352,878
VERITAS Software Corp. *	9,006	160,307
		9,218,817
Cosmetics & Personal Care 1.21%
Alberto-Culver Co., Class B	1,827	79,438
Avon Products, Inc.	9,950	434,616
Colgate-Palmolive Co.	11,087	500,911
Gillette Co., The	21,045	878,418
International Flavors & Fragrances, Inc.	1,853	70,785
Kimberly-Clark Corp.	10,450	674,966
		2,639,134
Delivery & Freight Services 0.81%
United Parcel Service, Inc., Class B	23,484	1,782,905

Diversified Operations 3.35%
General Electric Co. §	220,153	7,392,724

Educational Services 0.13%
Apollo Group, Inc. *	4,051	297,222

Electrical Equipment 0.33%
American Power Conversion Corp. #	4,009	69,717
Emerson Electric Co.	8,717	539,495
PerkinElmer, Inc.	2,632	45,323
Thermo Electron Corp. *	3,343	90,328
		744,863
Electronic Components 0.44%
Jabil Circuit, Inc. *	4,008	92,184
Linear Technology Corp.	6,625	240,090
Maxim Integrated Products, Inc.	6,863	290,236
Sanmina-SCI Corp. *	10,515	74,131
Solectron Corp. *	20,046	99,228
Xilinx, Inc.	7,285	196,695
		992,564
Electronics 0.17%
Agilent Technologies, Inc. *	10,026	216,261
Molex, Inc. #	3,921	116,924
Teradyne, Inc. *	3,763	50,424
		383,609
Electronics - Semiconductors 2.77%
Advanced Micro Devices, Inc. *#	7,029	91,377
Altera Corp. *#	7,719	151,061
Analog Devices, Inc.	7,785	301,902
Applied Materials, Inc. *	34,942	576,194
Applied Micro Circuits Corp. *	6,497	20,336
Intel Corp.	133,633	2,680,678
KLA-Tencor Corp. *#	4,145	171,935
LSI Logic Corp. *	7,628	32,877
Micron Technology, Inc. *	12,312	148,113
Motorola, Inc.	49,382	890,851
National Semiconductor Corp. *	7,554	117,011
Novellus Systems, Inc. *#	3,116	82,854
PMC-Sierra, Inc. *#	3,488	30,729
QLogic Corp. *	1,897	56,170
Texas Instruments, Inc.	35,941	764,824
		6,116,912
Engineering & Construction 0.03%
Fluor Corp.	1,668	74,259

Entertainment & Leisure 0.62%
Brunswick Corp.	1,901	86,990
Carnival Corp.	13,035	616,425
Electronic Arts, Inc. *	6,252	287,529
Harrah's Entertainment, Inc. #	2,252	119,311
International Game Technology	7,368	264,880
		1,375,135
Environmental Controls 0.23%
Allied Waste Industries, Inc. *#	6,510	57,614
Waste Management, Inc.	11,973	327,342
Waters Corp. *	2,473	109,059
		494,015
Financial Services 4.95%
Ambac Financial Group, Inc.	2,190	175,091
American Express Co.	26,755	1,376,812
BB&T Corp.	11,686	463,817
Bear Stearns Companies, Inc., The #	2,245	215,902
Capital One Financial Corp.	4,993	368,983
Charles Schwab Corp., The	28,583	262,678
Countrywide Financial Corp.	11,786	464,251
Deluxe Corp. #	1,057	43,358
E*TRADE Financial Corp. *	7,400	84,508
Equifax, Inc.	2,779	73,254
Federated Investors, Inc. #	2,180	61,999
Franklin Resources, Inc.	5,120	285,491
Goldman Sachs Group, Inc., The #	10,195	950,582
H&R Block, Inc. #	3,629	179,345
Janus Capital Group, Inc. #	4,853	66,049
Lehman Brothers Holdings, Inc.	5,763	459,426
Marshall & Ilsley Corp.	4,586	184,816
MBIA, Inc.	2,925	170,264
MBNA Corp.	26,554	669,161
Merrill Lynch & Company, Inc.	19,528	970,932
MGIC Investment Corp. #	2,014	134,032
Morgan Stanley	22,819	1,124,977
National City Corp.	14,021	541,491
PNC Financial Services Group	5,861	317,080
Providian Financial Corp. *	5,941	92,323
Prudential Financial, Inc. #	10,838	509,820
SLM Corp.	9,517	424,458
Synovus Financial Corp.	6,133	160,378
T. Rowe Price Group, Inc.	2,688	136,927
		10,968,205
Food Products 1.03%
Campbell Soup Co. #	8,694	228,565
General Mills, Inc.	7,835	351,792
H.J. Heinz Co.	7,406	266,764
Hershey Foods Corp.	5,288	247,002
Kellogg Co.	8,551	364,786
McCormick & Company, Inc.	2,877	98,796
Sara Lee Corp.	16,410	375,133
SUPERVALU, Inc.	2,733	75,294
Wm. Wrigley Jr. Co. #	4,748	300,596
		2,308,728
Food Service & Restaurants 0.83%
ConAgra Foods, Inc. #	11,251	289,263
Darden Restaurants, Inc.	3,406	79,428
McDonald's Corp.	26,247	735,703
Sysco Corp.	13,540	405,117
Wendy's International, Inc.	2,310	77,616
Yum! Brands, Inc.	6,226	253,149
		1,840,276
Forest Products & Paper 0.60%
Boise Cascade Corp.	1,724	57,375
Georgia-Pacific Group	5,415	194,669
International Paper Co. #	10,098	408,060
MeadWestvaco Corp.	4,044	129,004
Plum Creek Timber Company, Inc.	3,696	129,471
Temple-Inland, Inc. #	1,111	74,604
Weyerhaeuser Co.	5,030	334,394
		1,327,577
Government Agency 1.00%
Fannie Mae	20,215	1,281,631
Freddie Mac	14,280	931,627
		2,213,258
Healthcare 1.37%
Bausch & Lomb, Inc.	1,103	73,294
Cardinal Health, Inc.	9,033	395,374
HCA, Inc.	10,387	396,264
Health Management Associates, Inc. #	4,945	101,026
Humana, Inc. *	3,274	65,415
IMS Health, Inc.	4,920	117,686
Manor Care, Inc.	1,871	56,055
McKesson Corp.	5,867	150,489
Quest Diagnostics, Inc.	2,116	186,674
Tenet Healthcare Corp. *	9,468	102,160
UnitedHealth Group, Inc.	13,865	1,022,405
WellPoint Health Networks, Inc. *	3,266	343,224
		3,010,066
Holding Companies 0.10%
Loews Corp.	3,791	221,774

Home Furnishings 0.25%
Leggett & Platt, Inc. #	3,981	111,866
Masco Corp.	9,575	330,625
Newell Rubbermaid, Inc.	5,499	110,200
		552,691
Household Products 1.41%
Clorox Co., The	4,377	233,294
Proctor & Gamble Co., The	53,008	2,868,793
		3,102,087
Human Resources 0.04%
Robert Half International, Inc. #	3,408	87,824

Insurance 4.56%
Ace, Ltd.	5,919	237,115
Aetna, Inc.	3,107	310,483
AFLAC, Inc.	10,792	423,154
Allstate Corp., The	14,637	702,430
American International Group, Inc.	54,330	3,693,897
Anthem, Inc. *	2,950	257,388
Aon Corp. #	6,419	184,482
Chubb Corp., The	3,988	280,277
CIGNA Corp.	3,028	210,840
Cincinnati Financial Corp.	3,396	139,983
Hartford Financial Services Group, Inc., The	6,009	372,137
Jefferson-Pilot Corp. **	2,885	143,269
Lincoln National Corp.	3,607	169,529
Marsh & McLennan Companies, Inc.	11,077	506,884
Medco Health Solutions, Inc. *	5,554	171,619
MetLife, Inc.	15,776	609,742
Principal Financial Group, Inc., The	6,593	237,150
Progressive Corp., The	4,592	389,172
SAFECO Corp. #	2,768	126,359
St. Paul Travelers Companies, Inc., The	13,776	455,435
Torchmark Corp. #	2,359	125,452
UnumProvident Corp. #	5,958	93,481
XL Capital, Ltd.	2,772	205,100
		10,045,378
Internet Services 0.44%
Yahoo!, Inc. *	28,492	966,164

Lodging 0.27%
Hilton Hotels Corp. #	8,141	153,376
Marriott International, Inc.	4,704	244,420
Starwood Hotels & Resorts Worldwide, Inc.	4,358	202,298
		600,094
Machinery 0.63%
Black & Decker Corp., The #	1,615	125,066
Caterpillar, Inc.	7,180	577,631
Deere & Co.	5,038	325,203
Ingersoll-Rand Co.	3,659	248,702
Snap-on, Inc.	1,212	33,403
Stanley Works, The #	1,789	76,086
		1,386,091
Manufacturing 2.40%
3M Co.	16,250	1,299,513
Cooper Industries, Ltd.	1,892	111,628
Corning, Inc. *#	29,303	324,677
Crane Co.	1,278	36,960
Danaher Corp.	6,502	333,423
Dover Corp.	4,088	158,901
Eaton Corp.	3,250	206,083
Fortune Brands, Inc.	2,957	219,084
Illinois Tool Works, Inc.	6,427	598,804
ITT Industries, Inc.	1,900	151,981
Pall Corp.	2,513	61,518
Parker-Hannifin Corp.	2,566	151,035
Rockwell Automation, Inc.	3,749	145,086
Textron, Inc.	2,975	191,203
Tyco International, Ltd.	41,928	1,285,512
		5,275,408
Medical - Biotechnology 1.12%
Amgen, Inc. *	26,335	1,492,668
Applera Corporation - Applied Biosystems Group	4,230	79,820
Biogen Idec, Inc. *	6,922	423,419
Chiron Corp. *#	3,768	166,546
Genzyme Corp. *	4,786	260,406
Millipore Corp. *#	953	45,601
		2,468,460
Medical Products 3.75%
AmerisourceBergen Corp.	2,291	123,050
Baxter International, Inc.	12,668	407,403
Becton, Dickinson & Co.	5,128	265,118
Biomet, Inc. #	5,208	244,151
Boston Scientific Corp. *	17,358	689,633
C. R. Bard, Inc.	2,280	129,116
Fisher Scientific International, Inc. *	2,500	145,825
Guidant Corp.	6,423	424,175
Johnson & Johnson	61,903	3,486,996
Medtronic, Inc.	25,131	1,304,299
St. Jude Medical, Inc. *	3,669	276,166
Stryker Corp. #	8,452	406,372
Zimmer Holdings, Inc. *	5,086	401,997
		8,304,301
Mining & Metals - Ferrous & Nonferrous 0.50%
Alcoa, Inc.	18,116	608,516
Allegheny Technologies, Inc.	1,573	28,707
Nucor Corp. #	1,624	148,385
Phelps Dodge Corp.	1,993	183,416
United States Steel Corp.	2,150	80,883
Worthington Industries, Inc.	1,886	40,266
		1,090,173
Mining & Metals - Precious 0.26%
Freeport-McMoRan Copper & Gold, Inc., Class B	3,971	160,826
Newmont Mining Corp. #	9,049	412,001
		572,827
Motor Vehicle Manufacturing 0.77%
Ford Motor Co. #	38,056	534,685
General Motors Corp. #	11,643	494,595
Harley-Davidson, Inc.	6,418	381,486
Navistar International Corp. *#	1,346	50,058
PACCAR, Inc.	3,731	257,887
		1,718,711
Multimedia 2.04%
Gannett Company, Inc.	5,655	473,663
McGraw-Hill Companies, Inc., The	4,063	323,780
Time Warner, Inc. *	95,467	1,540,837
Viacom, Inc., Class B	36,337	1,219,470
Walt Disney Co., The	42,474	957,789
		4,515,539
Office Equipment 0.30%
Avery Dennison Corp.	2,272	149,452
Pitney Bowes, Inc.	4,726	208,417
Tektronix, Inc. #	1,726	57,390
Xerox Corp. *	16,861	237,403
		652,662
Oil & Gas - Distribu tion & Marketing 0.42%
Burlington Resources, Inc.	8,112	330,970
Kinder Morgan, Inc.	2,533	159,123
Nicor, Inc. #	919	33,727
Sempra Energy	4,708	170,383
Valero Energy Corp.	2,700	216,567
		910,770
Oil & Gas - Integrated 5.21%
Amerada Hess Corp.	1,820	161,980
ChevronTexaco Corp.	44,478	2,385,800
ConocoPhillips	14,361	1,189,809
El Paso Corp. #	13,917	127,897
Exxon Mobil Corp.	135,607	6,553,886
Marathon Oil Corp.	7,161	295,606
Nabors Industries, Ltd. *#	2,932	138,830
Occidental Petroleum Corp.	8,036	449,453
Sunoco, Inc.	1,531	113,263
Williams Companies, Inc., The #	10,480	126,808
		11,543,332
Oil & Gas Producers 0.81%
Anadarko Petroleum Corp.	5,268	349,584
Apache Corp.	6,836	342,552
Devon Energy Corp.	5,085	361,086
EOG Resources, Inc.	2,350	154,748
Kerr-McGee Corp.	3,139	179,708
Noble Corp. *	2,702	121,455
Rowan Companies, Inc. *#	2,333	61,591
Unocal Corp.	5,514	237,102
		1,807,826
Oil & Gas Services & Equipment 0.86%
Baker Hughes, Inc.	7,060	308,663
BJ Services Co. *	3,457	181,181
Dynegy, Inc. *#	7,828	39,062
Halliburton Co.	9,302	313,384
Schlumberger, Ltd.	12,188	820,374
Transocean, Inc. *	6,578	235,361
		1,898,025
Packaging & Containers 0.14%
Ball Corp.	2,360	88,335
Bemis Company, Inc.	2,182	57,998
Pactiv Corp. *#	3,285	76,376
Sealed Air Corp. *	1,735	80,417
		303,126
Pharmaceutical 6.01%
Abbott Laboratories	32,435	1,373,947
Allergan, Inc.	2,640	191,532
Bristol-Myers Squibb Co.	40,343	954,919
Caremark Rx, Inc. *	9,800	314,286
Eli Lilly & Co.	23,627	1,418,801
Forest Laboratories, Inc. *	7,681	345,491
Gilead Sciences, Inc. *	8,800	328,944
Hospira, Inc. *	3,163	96,788
King Pharmaceuticals, Inc. *	4,999	59,688
MedImmune, Inc. *#	5,013	118,808
Merck & Company, Inc.	46,234	1,525,722
Mylan Laboratories, Inc.	5,400	97,200
Pfizer, Inc.	157,084	4,806,770
Schering-Plough Corp.	30,522	581,749
Watson Pharmaceuticals, Inc. *#	2,166	63,810
Wyeth	27,651	1,034,147
		13,312,602
Photo Equipment 0.08%
Eastman Kodak Co.	5,796	186,747

Publishing & Printing 0.34%
Dow Jones & Company, Inc. #	1,679	68,184
Knight-Ridder, Inc. #	1,656	108,385
Meredith Corp. #	1,029	52,870
New York Times Co., The	3,066	119,881
R.R. Donnelley & Sons Co.	4,327	135,522
Tribune Co.	6,841	281,507
		766,349
Railroad 0.24%
Burlington Northern Sante Fe Corp.	7,522	288,168
Norfolk Southern Corp.	8,002	237,979
		526,147
Real Estate 0.37%
Apartment Investment & Management Co., REIT #	1,912	66,499
Equity Office Properties Trust, REIT	8,498	231,571
Equity Residential, REIT	5,924	183,644
ProLogis, REIT	3,699	130,353
Simon Property Group, Inc., REIT	4,282	229,644
		841,711
Retail - Internet 0.57%
eBay, Inc. *	13,694	1,259,026

Retail Stores 6.64%
Albertson's, Inc. #	7,417	177,489
AutoNation, Inc. *#	5,675	96,929
AutoZone, Inc. *	1,808	139,668
Bed Bath & Beyond, Inc. *	6,274	232,828
Best Buy Company, Inc.	6,819	369,863
Big Lots, Inc. *#	2,474	30,257
Circuit City Stores-Circuit City Group	4,402	67,527
Costco Wholesale Corp.	9,640	400,638
CVS Corp. #	8,386	353,302
Dillards, Inc. #	1,642	32,413
Dollar General Corp.	6,730	135,610
Family Dollar Stores, Inc.	3,469	94,010
Federated Department Stores, Inc.	3,779	171,680
Gap, Inc., The	18,565	347,166
Home Depot, Inc., The	45,733	1,792,734
J.C. Penney Company, Inc.	5,888	207,729
Kohl's Corp. *	7,166	345,330
Kroger Co., The *	15,187	235,702
Limited Brands	10,537	234,870
Lowe's Companies, Inc.	16,359	889,112
May Department Stores Co., The	5,903	151,294
Nordstrom, Inc.	2,790	106,690
Office Depot, Inc. *	6,243	93,832
RadioShack Corp.	3,418	97,892
Safeway, Inc. *	9,416	181,823
Sears, Roebuck & Co. #	4,440	176,934
Sherwin-Williams Co., The	2,946	129,506
Staples, Inc.	10,505	313,259
Starbucks Corp. *	8,201	372,817
Target Corp.	18,932	856,673
Tiffany & Co. #	2,977	91,513
TJX Companies, Inc., The	10,312	227,276
Toys "R" Us, Inc. *	4,366	77,453
Walgreen Co.	21,241	761,065
Wal-Mart Stores, Inc.	88,483	4,707,296
Winn-Dixie Stores, Inc. #	2,664	8,232
		14,708,412
Telecommunications - Equipment & Services 1.02%
ADC Telecommunications, Inc. *	16,618	30,079
Andrew Corp. *#	3,070	37,577
Avaya, Inc. *	9,084	126,631
Broadcom Corp. *	6,785	185,163
CIENA Corp. *	12,987	25,714
JDS Uniphase Corp. *	28,824	97,137
Lucent Technologies, Inc. *	88,421	280,295
QUALCOMM, Inc.	34,026	1,328,375
Scientific-Atlanta, Inc.	3,074	79,678
Tellabs, Inc. *	8,415	77,334
		2,267,983
Telecommunications - Integrated 2.45%
ALLTEL Corp.	6,603	362,571
AT&T Corp.	16,736	239,660
Qwest Communications International, Inc. *#	37,712	125,581
SBC Communications, Inc.	69,141	1,794,209
Sprint Corp.	30,384	611,630
Verizon Communications, Inc.	57,809	2,276,518
		5,410,169
Telecommunications - Wireless 0.63%
AT&T Wireless Services, Inc. *	56,589	836,385
Nextel Communications, Inc. *	22,866	545,125
		1,381,510
Telecommunications - Wireline 0.55%
BellSouth Corp.	37,994	1,030,397
CenturyTel, Inc.	2,863	98,029
Citizens Communications Co.	7,158	95,846
		1,224,272
Textiles & Apparel 0.43%
Coach, Inc. *	4,000	169,680
Jones Apparel Group, Inc.	2,623	93,903
Liz Claiborne, Inc.	2,152	81,173
Nike, Inc., Class B	5,532	435,922
Reebok International, Ltd. #	1,155	42,412
V.F. Corp. #	2,130	105,329
		928,419
Tobacco 1.06%
Altria Group, Inc.	42,792	2,012,936
Reynolds American, Inc.	2,951	200,786
UST, Inc. #	3,366	135,515
		2,349,237
Toys 0.10%
Hasbro, Inc.	3,541	66,571
Mattel, Inc.	8,965	162,535
		229,106
Transportation 0.45%
CSX Corp. #	4,338	144,022
FedEx Corp.	6,237	534,449
Union Pacific Corp.	5,348	313,393
		991,864
Travel Services 0.03%
Sabre Holdings Corp.	2,911	71,407

Utilities - Electric & Gas 2.69%
AES Corp., The *	13,762	137,482
Allegheny Energy, Inc. *	2,373	37,873
Ameren Corp.	4,096	189,030
American Electric Power Company, Inc.	8,381	267,857
Calpine Corp. *#	7,830	22,707
CenterPoint Energy, Inc. #	6,261	64,864
Cinergy Corp.	3,649	144,500
CMS Energy Corp. *#	3,078	29,303
Consolidated Edison, Inc.	4,842	203,558
Constellation Energy Group	3,765	149,998
Dominion Resources, Inc.	6,740	439,785
DTE Energy Co.	3,460	145,977
Duke Energy Corp. #	19,686	450,613
Edison International	6,569	174,144
Entergy Corp.	4,807	291,352
Exelon Corp.	13,580	498,250
FirstEnergy Corp. #	6,977	286,615
FPL Group, Inc.	3,913	267,336
KeySpan Corp. #	3,265	127,988
NiSource, Inc. #	5,297	111,290
Peoples Energy Corp.	756	31,510
PG&E Corp. *	8,869	269,618
Pinnacle West Capital Corp.	1,824	75,696
Power-One, Inc. *#	1,525	9,882
PPL Corp.	3,965	187,069
Progress Energy, Inc.	5,217	220,888
Public Service Enterprise Group, Inc.	4,871	207,505
Southern Co., The #	15,235	456,745
TECO Energy, Inc.	3,757	50,832
TXU Corp. #	6,197	296,960
Xcel Energy, Inc. #	8,200	142,024
		5,989,251

TOTAL COMMON STOCK (Cost $247,601,284)		216,610,763

SHORT-TERM INVESTMENTS 0.09%	Principal Value
U.S. Treasury Bills, Bonds, and Notes 0.09%
U.S. Treasury Bill, 1.650%, due 12/23/04 §	$200,000	199,236

TOTAL SHORT-TERM INVESTMENTS (Cost $199,257)		199,236

REPURCHASE AGREEMENTS 5.63%
Banking 5.63%
Deutsche Bank Securities, Inc., 1.870%, dated 09/30/04,
due 10/01/04, repurchase price $12,737,500,
(collateralized by Freddie Mac debentures, 2.850%,
due 02/23/07, value $12,706,028) ***	12,457,637	12,457,637

TOTAL REPURCHASE AGREEMENTS (Cost $12,457,637)		12,457,637

TOTAL INVESTMENTS (Cost $260,258,178)	103.62%	229,267,636
OTHER ASSETS, LESS LIABILITIES	(3.62%)	(8,016,483)

TOTAL NET ASSETS	100.00%	$221,251,153

LEGEND
* Non-income producing security.
# All or a portion of this security is on loan.
§ Security or a portion of the security pledged to cover the margin and collateral requirements for futures. At the end of the period, the aggregate market value of the securities pledged was $2,770,136. The underlying face amount, at market value, of the open futures contracts was $4,459,600 at September 30, 2004.
REIT - Real Estate Investment Trust

** Investments in companies considered to be affiliates of the Portfolio are as follows:
Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Gains (Losses) During the Period	Market Value at 09/30/04	Dividend Income
Jefferson-Pilot Corporation	$ 146,558	$ -	$ -	$ -	$ 143,269	$ 1,096
Mellon Financial Corporation	267,079	-	-	-	252,145	1,639
	$ 413,637				$ 395,414	$ 2,735

Jefferson-Pilot Corporation is the parent company of the Fund's advisor,
Jefferson Pilot Investment Advisory Corporation.
Mellon Financial Corporation is the parent company of the Portfolio's subadviser,
Mellon Capital Management Corporation.
*** The Repurchase Agreement is pledged as collateral for the securities on loan, which were valued at $12,049,526 at September 30, 2004.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
VALUE PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 97.30%
Aerospace & Defense 5.85%
Boeing Co., The	20,300	$1,047,886
Lockheed Martin Corp.	33,600	1,874,208
United Technologies Corp.	18,200	1,699,516
		4,621,610
Automotive Parts & Equipment 3.71%
Johnson Controls, Inc.	29,600	1,681,576
Lear Corp.	22,900	1,246,905
		2,928,481
Banking 15.10%
Bank of America Corp.	82,900	3,592,060
Citigroup, Inc.	52,900	2,333,948
State Street Corp.	30,400	1,298,384
Wachovia Corp.	42,600	2,000,070
Washington Mutual, Inc.	13,700	535,396
Wells Fargo & Co.	36,300	2,164,569
		11,924,427
Building Materials 0.98%
American Standard Companies, Inc. *	19,800	770,418

Chemicals 3.16%
E.I. du Pont de Nemours & Co.	38,300	1,639,240
PPG Industries, Inc.	13,900	851,792
		2,491,032
Commercial Services 0.90%
Cendant Corp.	32,900	710,640

Computer Equipment & Services 3.21%
Hewlett-Packard Co.	92,747	1,739,006
International Business Machines Corp.	9,300	797,382
		2,536,388
Diversified Operations 2.00%
General Electric Co.	47,000	1,578,260

Electrical Equipment 0.99%
Emerson Electric Co.	12,600	779,814

Electronics - Semiconductors 0.90%
Intel Corp.	35,600	714,136

Financial Services 5.47%
Lehman Brothers Holdings, Inc.	18,400	1,466,848
Morgan Stanley	23,700	1,168,410
Prudential Financial, Inc.	35,700	1,679,328
		4,314,586
Food Products 1.83%
Dean Foods Co. *	12,700	381,254
General Mills, Inc.	23,800	1,068,620
		1,449,874
Food Service & Restaurants 1.05%
McDonald's Corp.	29,600	829,688

Forest Products & Paper 2.30%
MeadWestvaco Corp.	56,800	1,811,920

Insurance 6.76%
Aetna, Inc.	10,900	1,089,237
Allstate Corp., The	23,700	1,137,363
Hartford Financial Services Group, Inc., The	33,100	2,049,883
St. Paul Travelers Companies, Inc., The	31,900	1,054,614
		5,331,097
Manufacturing 9.03%
Eaton Corp.	32,400	2,054,484
ITT Industries, Inc.	21,900	1,751,781
Textron, Inc.	18,600	1,195,422
Tyco International, Ltd.	69,500	2,130,870
		7,132,557
Medical Products 2.84%
Boston Scientific Corp. *	21,000	834,330
Johnson & Johnson	24,900	1,402,617
		2,236,947
Mining & Metals - Ferrous & Nonferrous 1.06%
Alcoa, Inc.	24,800	833,032

Multimedia 3.23%
Gannett Company, Inc.	18,200	1,524,432
Viacom, Inc., Class B	30,600	1,026,936
		2,551,368
Oil & Gas - Distribution & Marketing 1.15%
Burlington Resources, Inc.	22,200	905,760

Oil & Gas - Integrated 8.57%
ConocoPhillips	28,210	2,337,199
Exxon Mobil Corp.	53,200	2,571,156
Marathon Oil Corp.	22,900	945,312
Weatherford International, Ltd. *	17,800	908,156
		6,761,823
Oil & Gas Producers 2.42%
Apache Corp.	20,800	1,042,288
Murphy Oil Corp.	10,000	867,700
		1,909,988
Oil & Gas Services & Equipment 1.22%
BJ Services Co. *	18,400	964,344

Packaging & Containers 0.81%
Smurfit-Stone Container Corp. *	32,900	637,273

Pharmaceutical 1.98%
Pfizer, Inc.	24,100	737,460
Schering-Plough Corp.	43,300	825,298
		1,562,758
Publishing & Printing 0.83%
Tribune Co.	15,900	654,285

Railroad 1.94%
Burlington Northern Sante Fe Corp.	39,900	1,528,569

Retail Stores 0.90%
TJX Companies, Inc., The	32,400	714,096

Telecommunications - Integrated 2.40%
ALLTEL Corp.	14,300	785,213
Verizon Communications, Inc.	28,300	1,114,454
		1,899,667
Telecommunications - Wireline 1.10%
BellSouth Corp.	31,900	865,128

Tobacco 1.64%
Altria Group, Inc.	27,600	1,298,304

Utilities - Electric & Gas 1.97%
Calpine Corp. *	289,900	840,710
Progress Energy, Inc.	16,700	707,078
		1,547,788

TOTAL COMMON STOCK (Cost $65,947,022)		76,796,058

TOTAL INVESTMENTS (Cost $65,947,022)	97.30%	76,796,058
OTHER ASSETS, LESS LIABILITIES	2.70%	2,130,168

TOTAL NET ASSETS	100.00%	$78,926,226

LEGEND
* Non-income producing security.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
MID-CAP GROWTH PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 99.17%
Advertising 1.24%
Monster Worldwide, Inc. *	10,360	$255,270

Airlines 0.97%
Southwest Airlines Co.	14,680	199,942

Banking 2.43%
City National Corp.	1,460	94,827
Silicon Valley Bancshares *	2,820	104,819
Sovereign Bancorp, Inc.	6,650	145,103
UCBH Holdings, Inc.	4,030	157,452
		502,201
Beverages 0.64%
Constellation Brands, Inc. *	3,490	132,829

Building Construction 1.20%
D.R. Horton, Inc.	5,290	175,152
Ryland Group, Inc., The	780	72,275
		247,427
Building Materials 0.75%
American Standard Companies, Inc. *	3,980	154,862

Chemicals 1.42%
Ashland, Inc.	3,550	199,084
Eastman Chemical Co.	1,950	92,723
		291,807
Commercial Services 3.69%
Alliance Data Systems Corp. *	4,400	178,464
Global Payments, Inc.	4,310	230,801
Iron Mountain, Inc. *	3,460	117,121
Laboratory Corporation of America Holdings *	3,390	148,211
Scientific Games Corp. *	4,450	84,995
		759,592
Computer Equipment & Services 6.91%
Apple Computer, Inc. *	6,330	245,288
CDW Corp.	3,390	196,722
CheckFree Corp. *	6,680	184,836
Comverse Technology, Inc. *	10,320	194,326
Fiserv, Inc. *	4,630	161,402
Lexmark International, Inc. *	1,740	146,177
SanDisk Corp. *	4,120	119,974
Zebra Technologies Corp. *	2,895	176,624
		1,425,349
Computer Information & Technology 2.09%
ChoicePoint, Inc. *	5,170	220,501
Cognizant Technology Solutions Corp. *	6,860	209,299
		429,800
Computer Network 3.44%
Juniper Networks, Inc. *	18,740	442,256
Network Appliance, Inc. *	8,440	194,120
RSA Security, Inc. *	4,320	83,376
		719,752
Computer Software 2.74%
Avid Technolgy, Inc. *	2,680	125,612
Citrix Systems, Inc. *	9,600	168,192
Take-Two Interactive Software, Inc. *	3,800	124,830
TIBCO Software, Inc. *	16,900	143,819
		562,453
Cosmetics & Personal Care 0.75%
Nu Skin Enterprises, Inc.	6,570	154,461

Electronic Components 1.05%
Benchmark Electronics, Inc. *	3,900	116,220
Sanmina-SCI Corp. *	14,430	101,732
		217,952
Electronics 0.82%
Harman International Industries, Inc.	1,570	169,168

Electronics - Semiconductors 4.35%
Cymer, Inc. *	3,530	101,170
Lam Research Corp. *	8,270	180,948
Marvell Technology Group, Ltd. *	8,220	214,789
National Semiconductor Corp. *	5,180	80,238
PMC-Sierra, Inc. *	17,930	157,963
Silicon Laboratories, Inc. *	4,870	161,148
		896,256
Entertainment & Leisure 3.79%
Aztar Corp. *	2,590	68,635
Brunswick Corp.	2,920	133,619
MGM Mirage *	2,780	138,027
Station Casinos, Inc.	5,320	260,893
Wynn Resorts, Ltd. *	3,480	179,881
		781,055
Environmental Controls 0.98%
Waters Corp. *	4,590	202,419

Financial Services 6.07%
Affiliated Managers Group, Inc. *	3,110	166,509
Bear Stearns Companies, Inc., The	1,710	164,451
Doral Financial Corp.	2,450	101,602
E*TRADE Financial Corp. *	16,870	192,655
Investors Financial Services Corp.	4,310	194,510
MGIC Investment Corp.	2,150	143,083
T. Rowe Price Group, Inc.	5,700	290,358
		1,253,168
Food Products 0.62%
McCormick & Company, Inc.	3,750	128,775

Food Service & Restaurants 2.36%
P.F. Chang's China Bistro, Inc. *	2,630	127,529
Ruby Tuesday, Inc.	3,910	108,972
Yum! Brands, Inc.	6,120	248,839
		485,340
Healthcare 1.43%
Bausch & Lomb, Inc.	2,490	165,461
PacifiCare Health Systems, Inc. *	3,530	129,551
		295,012
Household Products 0.87%
Clorox Co., The	3,370	179,621

Human Resources 0.73%
Manpower, Inc.	3,380	150,376

Insurance 1.50%
Anthem, Inc. *	3,550	309,738

Internet Services 4.77%
Akamai Technologies, Inc. *	9,190	129,120
CNET Networks, Inc. *	23,330	213,470
F5 Networks, Inc. *	6,390	194,639
InfoSpace, Inc. *	2,300	108,997
VeriSign, Inc. *	16,950	336,966
		983,192
Lodging 2.29%
Marriott International, Inc.	6,170	320,593
Starwood Hotels & Resorts Worldwide, Inc.	3,280	152,258
		472,851
Manufacturing 3.18%
Eaton Corp.	2,720	172,475
Pentair, Inc.	5,710	199,336
Rockwell Automation, Inc.	3,820	147,834
WMS Industries, Inc. *	5,220	134,102
		653,747
Medical - Biotechnology 1.79%
Charles River Laboratories International, Inc. *	4,590	210,222
Neurocrine Biosciences, Inc. *	3,350	157,986
		368,208
Medical Products 7.59%
Biomet, Inc.	3,950	185,176
C. R. Bard, Inc.	5,900	334,117
Cooper Companies, Inc., The	1,540	105,567
Fisher Scientific International, Inc. *	5,690	331,898
Gen-Probe, Inc. *	3,760	149,911
Henry Schein, Inc. *	2,660	165,745
MGI Pharma, Inc. *	5,160	137,720
Patterson Companies, Inc. *	2,030	155,417
		1,565,551
Medical Supplies 0.92%
INAMED Corp. *	3,975	189,488

Mining & Metals - Ferrous & Nonferrous 2.33%
Allegheny Technologies, Inc.	8,210	149,833
Peabody Energy Corp.	2,390	142,205
Phelps Dodge Corp.	2,040	187,741
		479,779
Office Equipment 0.85%
Tektronix, Inc.	5,260	174,895

Oil & Gas - Integrated 0.35%
Western Gas Resources, Inc.	2,490	71,189

Oil & Gas Producers 1.65%
Range Resources Corp.	7,970	139,395
XTO Energy, Inc.	6,145	199,590
		338,985
Oil & Gas Services & Equipment 2.84%
Baker Hughes, Inc.	4,610	201,549
Smith International, Inc. *	2,480	150,610
Teekay Shipping Corp.	2,860	123,237
Transocean, Inc. *	3,050	109,129
		584,525
Packaging & Containers 0.58%
Ball Corp.	3,220	120,525

Pharmaceutical 3.18%
Elan Corporation, PLC, ADR *	6,450	150,930
IVAX Corp. *	6,100	116,815
OSI Pharmaceuticals, Inc. *	3,490	214,495
Sepracor, Inc. *	3,530	172,193
		654,433
Real Estate 0.57%
Host Marriott Corp., REIT *	8,410	117,992

Retail Stores 5.70%
Abercrombie & Fitch Co.	3,200	100,800
American Eagle Outfitters, Inc. *	3,320	122,342
Bed Bath & Beyond, Inc. *	6,560	243,442
Chico's FAS, Inc. *	6,120	209,304
Urban Outfitters, Inc. *	3,840	132,096
Whole Foods Market, Inc.	1,700	145,843
Williams-Sonoma, Inc. *	5,890	221,170
		1,174,997
Telecommunications - Equipment & Services 3.62%
Avaya, Inc. *	10,790	150,413
JDS Uniphase Corp. *	36,750	123,848
Polycom, Inc. *	12,450	246,759
Research In Motion, Ltd. *	2,940	224,440
		745,460
Telecommunications - Wireless 1.82%
NII Holdings, Inc., Class B *	3,380	139,290
Western Wireless Corp. *	9,170	235,761
		375,051
Textiles & Apparel 1.32%
Coach, Inc. *	6,400	271,488

Transportation 0.66%
Expeditors International of Washington, Inc.	2,620	135,454

Utilities - Electric & Gas 0.32%
Reliant Energy, Inc. *	7,120	66,430

TOTAL COMMON STOCK (Cost $18,908,239)		20,448,865

TOTAL INVESTMENTS (Cost $18,908,239)	99.17%	20,448,865
OTHER ASSETS, LESS LIABILITIES	0.83%	171,598

TOTAL NET ASSETS	100.00%	$20,620,463

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
MID-CAP VALUE PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 98.47%
Aerospace & Defense 1.52%
United Defense Industries, Inc. *	15,300	$611,847

Agricultural Operations 3.60%
Bunge, Ltd.	27,800	1,111,444
IMC Global, Inc.	19,400	337,366
		1,448,810
Airlines 0.16%
Continental Airlines, Inc., Class B *	7,400	63,048

Automotive Parts & Equipment 3.30%
BorgWarner, Inc.	7,500	324,675
Compagnie Generale des Etablissements Michelin, Class B	14,200	721,639
Cooper Tire & Rubber Co.	14,000	282,380
		1,328,694
Automotive Rentals 0.67%
United Rentals, Inc. *	17,100	271,719

Banking 6.03%
City National Corp.	2,800	181,860
Comerica, Inc.	5,000	296,750
Hibernia Corp.	28,500	752,685
IndyMac Bancorp, Inc.	8,900	322,180
UnionBanCal Corp.	12,500	740,125
Webster Financial Corp.	2,700	133,353
		2,426,953
Building Construction 0.06%
Toll Brothers, Inc. *	500	23,165

Building Materials 2.24%
Rinker Group, Ltd.	144,277	901,862

Building Services 1.18%
York International Corp.	15,100	477,009

Chemicals 1.46%
Engelhard Corp.	20,700	586,845

Computer Equipment & Services 1.86%
Arrow Electronics, Inc. *	33,200	749,656

Computer Information & Technology 0.56%
Unisys Corp. *	22,000	227,040

Consulting Services 1.02%
BearingPoint, Inc. *	45,800	409,452

Electronic Components 1.98%
GrafTech International, Ltd. *	57,100	796,545

Electronics 3.10%
AMETEK, Inc.	5,800	175,856
Teradyne, Inc. *	32,300	432,820
Vishay Intertechnology, Inc. *	49,775	642,098
		1,250,774
Electronics - Semiconductors 6.68%
Axcelis Technologies, Inc. *	51,000	422,280
Fairchild Semiconductor International, Inc. *	61,800	875,706
Freescale Semiconductor, Inc. *	14,500	207,350
Lam Research Corp. *	29,200	638,896
QLogic Corp. *	10,100	299,061
Varian Semiconductor Equipment Associates *	8,100	250,290
		2,693,583
Entertainment & Leisure 0.32%
Bally Total Fitness Holding Corp. *	35,100	127,764

Environmental Controls 1.05%
Republic Services, Inc.	14,200	422,592

Financial Services 6.28%
Ambac Financial Group, Inc.	16,400	1,311,179
CIT Group, Inc.	24,500	916,055
Federated Investors, Inc.	10,600	301,464
		2,528,698
Food Products 1.11%
Dean Foods Co. *	6,500	195,130
Smithfield Foods, Inc. *	10,100	252,500
		447,630
Food Service & Restaurants 1.81%
CBRL Group, Inc.	20,200	728,816

Forest Products & Paper 0.41%
Sappi, Ltd., ADR	11,400	163,248

Healthcare 1.39%
Coventry Health Care, Inc. *	4,400	234,828
Health Net, Inc. *	13,200	326,304
		561,132
Household Products 1.63%
Yankee Candle Company, Inc., The *	22,700	657,392

Insurance 7.78%
Endurance Specialty Holdings, Ltd.	13,600	437,240
Platinum Underwriter Holdings, Ltd.	6,700	196,176
Radian Group, Inc.	14,200	656,466
Reinsurance Group of America, Inc.	27,000	1,112,400
RenaissanceRe Holdings, Ltd.	14,200	732,436
		3,134,718
Investment Companies 0.98%
Apollo Investment Corp.	27,800	393,370

Manufacturing 2.40%
Bombardier, Inc., Class B	103,409	237,769
Grupo IMSA, SA de CV, ADR	12,500	281,375
Pall Corp.	18,200	445,536
		964,680
Marine Services 2.29%
IHC Caland, NV	17,818	922,323

Medical Supplies 1.37%
DENTSPLY International, Inc.	10,600	550,564

Mining & Metals - Ferrous & Nonferrous 2.81%
Inco, Ltd. *	12,200	476,410
International Steel Group, Inc. *	13,900	468,430
Peabody Energy Corp.	3,200	190,400
		1,135,240
Oil & Gas - Distribu tion & Marketing 2.07%
Sempra Energy	8,700	314,853
UGI Corp.	14,000	521,640
		836,493
Oil & Gas Producers 4.10%
EOG Resources, Inc.	12,500	823,125
Talisman Energy, Inc.	12,200	315,980
XTO Energy, Inc.	15,916	516,952
		1,656,057
Packaging & Containers 4.04%
Pactiv Corp. *	41,100	955,575
Smurfit-Stone Container Corp. *	34,700	672,139
		1,627,714
Pharmaceutical 2.39%
Barr Pharmaceuticals, Inc. *	7,700	319,011
Biovail Corp. *	28,300	489,590
Endo Pharmaceuticals Holdings, Inc. *	8,600	157,896
		966,497
Publishing & Printing 1.06%
R.R. Donnelley & Sons Co.	13,700	429,084

Real Estate 0.29%
CB Richard Ellis Group, Inc. *	5,100	117,810

Retail Stores 5.97%
Foot Locker, Inc.	44,800	1,061,760
Office Depot, Inc. *	31,700	476,451
Rent-A-Center, Inc. *	16,200	418,932
Ross Stores, Inc.	19,200	450,048
		2,407,191
Telecommunications - Equipment & Services 2.22%
UnitedGlobalCom, Inc. *	120,035	896,661

Telecommunications - Wireline 0.45%
Citizens Communications Co.	13,600	182,104

Textiles & Apparel 0.82%
V.F. Corp.	6,700	331,315

Transportation 3.87%
CNF, Inc.	17,400	713,226
CSX Corp.	13,800	458,160
USF Corp.	10,800	387,612
		1,558,998
Utilities - Electric & Gas 2.77%
PPL Corp.	16,800	792,624
Wisconsin Energy Corp.	10,100	322,190
		1,114,814
Wholesale Distributor 1.37%
United Stationers, Inc. *	12,700	551,180

TOTAL COMMON STOCK (Cost $34,839,600)		39,681,087

TOTAL INVESTMENTS (Cost $34,839,600)	98.47%	39,681,087
OTHER ASSETS, LESS LIABILITIES	1.53%	619,422

TOTAL NET ASSETS	100.00%	$40,300,509

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
SMALL COMPANY PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 97.85%
Aerospace & Defense 1.05%
Engineered Support Systems, Inc.	9,060	$413,498
Offshore Logistics, Inc. *	7,050	242,661
		656,159
Agricultural Operations 0.75%
IMC Global, Inc.	26,900	467,791

Automotive Parts & Equipment 1.19%
CLARCOR, Inc.	10,960	522,463
Commercial Vehicle Group, Inc. *	14,400	228,096
		750,559
Banking 6.32%
Cathay General Bancorp	18,700	695,453
Commercial Capital Bancorp, Inc.	24,823	563,234
East West Bancorp, Inc.	13,100	440,029
First BanCorp.	9,030	436,149
Nara Bancorp, Inc.	10,400	209,560
Silicon Valley Bancshares *	17,030	633,005
Southwest Bancorporation of Texas, Inc.	21,440	431,802
Texas Regional Bancshares, Inc.	17,650	548,739
		3,957,971
Building Services 1.07%
Dycom Industries, Inc. *	23,700	672,843

Chemicals 1.20%
Aceto Corp.	13,900	200,160
Georgia Gulf Corp.	12,400	552,916
		753,076
Commercial Services 3.05%
CoStar Group, Inc. *	5,990	294,648
G&K Services, Inc.	7,130	283,346
Healthcare Services Group, Inc.	19,873	356,919
Plexus Corp. *	38,720	427,469
Scientific Games Corp. *	29,000	553,900
		1,916,282
Computer Equipment & Services 0.45%
Advanced Digital Information Corp. *	20,800	180,960
eCollege.com, Inc. *	10,520	101,518
		282,478
Computer Information & Technology 3.38%
Caci International, Inc. *	7,300	385,294
Cerner Corp. *	10,200	441,252
Cognex Corp	8,700	227,940
Kronos, Inc. *	24,050	1,065,175
		2,119,661
Computer Network 3.01%
Altiris, Inc. *	13,630	431,390
Digital River, Inc. *	20,200	601,556
MicroStrategy, Inc. *	5,800	238,322
SRA International, Inc. *	11,950	616,142
		1,887,410
Computer Software 3.41%
Avid Technolgy, Inc. *	6,800	318,716
Blackboard, Inc. *	10,950	187,902
Magma Design Automation, Inc. *	9,200	138,736
SS&C Technologies, Inc.	14,700	287,091
TIBCO Software, Inc. *	83,800	713,138
Verint Systems, Inc. *	13,260	488,498
		2,134,081
Consulting Services 5.17%
Charles River Associates, Inc. *	8,000	306,320
Corporate Executive Board Co., The	15,070	922,887
Forrester Research, Inc. *	21,900	333,756
Navigant Consulting Co. *	35,850	787,266
Sapient Corp. *	116,490	888,819
		3,239,048
Cosmetics & Personal Care 1.04%
Nu Skin Enterprises, Inc.	27,700	651,227

Delivery & Freight Services 1.11%
EGL, Inc. *	23,000	695,980

Educational Services 1.62%
Bright Horizons Family Solutions, Inc. *	9,350	507,612
Strayer Education, Inc.	3,020	347,330
Universal Technical Institute, Inc. *	5,400	162,972
		1,017,914
Electronic Components 2.90%
II-VI, Inc. *	5,780	202,358
Rogers Corp. *	9,840	418,102
Trimble Navigation, Ltd. *	18,600	587,760
Ultralife Batteries, Inc. *	14,180	144,211
Varian, Inc. *	12,200	462,014
		1,814,445
Electronics 1.79%
Electronics Boutique Holdings Corp. *	13,200	450,120
Littlefuse, Inc. *	12,500	431,625
Sypris Solutions, Inc.	17,470	238,466
		1,120,211
Electronics - Semiconductors 6.33%
ATMI, Inc. *	11,700	239,616
Cymer, Inc. *	10,700	306,662
FormFactor, Inc. *	14,000	271,180
Microsemi Corp. *	18,900	266,490
O2Micro International, Ltd. *	20,700	222,318
Power Integrations, Inc. *	12,100	247,203
Semtech Corp. *	18,600	356,562
Sigmatel, Inc. *	11,800	250,278
Silicon Laboratories, Inc. *	6,900	228,321
Skyworks Solutions, Inc. *	40,200	381,900
Varian Semiconductor Equipment Associates *	28,800	889,914
Zoran Corp. *	19,630	308,584
		3,969,028
Entertainment & Leisure 0.84%
Shuffle Master, Inc. *	14,100	528,186

Financial Services 1.02%
National Financial Partners Corp.	11,160	399,305
Piper Jaffray Companies, Inc. *	6,000	237,540
		636,845
Food Products 1.11%
Ralcorp Holdings, Inc. *	7,860	283,746
United Natural Foods, Inc. *	15,600	414,960
		698,706
Food Service & Restaurants 2.59%
P.F. Chang's China Bistro, Inc. *	6,900	334,581
Performance Food Group Co. *	12,100	286,770
Rare Hospitality International, Inc. *	21,630	576,440
Red Robin Gourmet Burgers *	9,800	427,966
		1,625,757
Healthcare 4.30%
AMERIGROUP Corp. *	16,600	933,750
Centene Corp. *	14,150	602,507
Molina Healthcare, Inc. *	10,280	364,940
Odyssey Healthcare, Inc. *	26,010	461,678
Sierra Health Services *	6,900	330,717
		2,693,592
Human Resources 2.29%
Heidrick & Struggles International, Inc. *	18,140	522,795
Korn/Ferry International *	8,940	162,976
Resources Connection, Inc. *	19,915	752,389
		1,438,160
Internet Services 2.70%
Akamai Technologies, Inc. *	32,000	449,600
Digitas, Inc. *	40,005	309,239
InfoSpace, Inc. *	11,600	549,724
NIC, Inc. *	29,140	156,190
Sohu.com, Inc. *	13,840	222,409
		1,687,162
Machinery 1.41%
Joy Global, Inc.	15,400	529,452
Nordson Corp.	10,161	348,827
		878,279
Manufacturing 1.07%
Warnaco Group, Inc., The *	30,100	669,123

Marketing Services 0.49%
Arbitron, Inc. *	8,400	307,524

Medical - Biotechnology 2.46%
Abgenix, Inc. *	21,300	210,018
Affymetrix, Inc. *	18,300	561,993
Bio-Rad Laboratories, Inc. *	8,600	439,460
EXACT Sciences Corp. *	5,370	17,721
Molecular Devices Corp. *	13,000	306,410
		1,535,602
Medical Products 4.74%
American Medical Systems Holdings, Inc.	17,200	623,844
ArthroCare Corp. *	10,730	314,282
Cooper Companies, Inc., The	6,400	438,720
Integra LifeSciences Holdings *	18,980	609,448
Nuvasive, Inc. *	22,490	237,494
Priority Healthcare Corp. *	22,508	453,536
Techne Corp. *	4,590	175,246
Wright Medical Group, Inc. *	4,650	116,808
		2,969,378
Medical Supplies 1.53%
Sybron Dental Specialties, Inc. *	12,310	365,484
VISIX, Inc. *	28,800	593,280
		958,764
Mining & Metals - Ferrous & Nonferrous 2.01%
Maverick Tube Corp. *	12,400	382,044
Schnitzer Steel Industries, Inc.	16,950	548,333
Steel Dynamics, Inc.	8,400	324,408
		1,254,785
Mining & Metals - Precious 0.56%
Coeur d'Alene Mines Corp. *	73,600	348,864

Oil & Gas Producers 1.78%
KCS Energy, Inc. *	23,680	329,389
Penn Virginia Corp.	9,800	387,982
Unit Corp. *	11,300	396,404
		1,113,775
Oil & Gas Services & Equipment 2.10%
Cal Dive International, Inc. *	24,700	879,814
Hydril Co. *	10,000	429,500
		1,309,314
Pharmaceutical 6.77%
Bone Care International, Inc. *	16,410	398,763
Bradley Pharmaceuticals, Inc. *	12,000	244,200
Cell Therapeutics, Inc. *	65,230	447,478
DOV Pharmaceutical, Inc. *	17,440	298,922
Kos Pharmaceuticals, Inc. *	15,000	534,150
K-V Pharmaceutical Co. *	13,150	235,385
Medicis Pharmaceutical Corp.	11,100	433,344
Noven Pharmaceutical, Inc. *	23,800	495,992
Perrigo Co.	24,900	511,695
USANA Health Services, Inc. *	10,580	368,184
Vion Pharmaceuticals, Inc. *	64,100	269,861
		4,237,974
Research & Development 0.82%
SFBC International, Inc. *	19,400	510,414

Retail - Internet 1.57%
Blue Nile, Inc. *	13,160	443,229
Overstock.com, Inc. *	10,900	400,357
RedEnvelope, Inc. *	15,300	136,017
		979,603
Retail Stores 3.29%
Aeropostale, Inc. *	11,400	298,680
Fossil, Inc. *	31,335	969,505
Linens 'N Things, Inc. *	4,600	106,582
Pacific Sunwear of California, Inc. *	22,100	465,205
Tractor Supply Co. *	6,900	216,936
		2,056,908
Security Systems 1.70%
Armor Holdings, Inc. *	25,530	1,062,303

Telecommunications - Equipment & Services 1.73%
Anixter International Inc.	8,600	301,774
Plantronics, Inc.	13,900	601,036
Sierra Wireless, Inc. *	10,090	179,602
		1,082,412
Telecommunications - Wireless 0.11%
Jamdat Mobile, Inc. *	2,900	66,903

Textiles & Apparel 1.50%
Guess?, Inc. *	25,700	457,717
Jos. A. Bank Clothiers, Inc. *	9,000	249,120
Kenneth Cole Productions, Inc.	8,150	229,341
		936,178
Transportation 2.13%
Forward Air Corp. *	14,180	567,484
Landstar System, Inc. *	13,000	762,840
		1,330,324
Wholesale Distributor 0.39%
Scansource, Inc. *	3,840	244,992

TOTAL COMMON STOCK (Cost $57,752,913)		61,267,991

TOTAL INVESTMENTS (Cost $57,752,913)	97.85%	61,267,991
OTHER ASSETS, LESS LIABILITIES	2.15%	1,343,082

TOTAL NET ASSETS	100.00%	$62,611,073

LEGEND
* Non-income producing security.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
SMALL-CAP VALUE PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 93.79%
Aerospace & Defense 1.40%
Offshore Logistics, Inc. *	19,800	$681,516

Automotive Parts & Equipment 1.84%
Bandag, Inc.	8,300	363,540
Bandag, Inc., Class A	2,700	108,783
CLARCOR, Inc.	8,900	424,263
		896,586
Banking 10.00%
Brookline Bancorp, Inc.	30,500	477,935
Chemical Financial Corp.	13,400	489,368
Chittenden Corp.	19,875	541,594
Cullen/Frost Bankers, Inc.	13,800	641,286
Hudson United Bancorp	18,000	663,300
NetBank, Inc.	66,000	660,660
Provident Financial Services, Inc.	16,400	282,900
S&T Bancorp, Inc.	11,100	396,381
Westamerica Bancorporation	12,900	708,081
		4,861,505
Broadcasting 1.14%
Mediacom Communications Corp. *	84,500	551,785

Building Materials 2.83%
NCI Building Systems, Inc. *	25,800	823,020
Simpson Manufacturing Company, Inc.	8,800	556,160
		1,379,180
Chemicals 2.78%
Arch Chemicals, Inc.	24,900	710,895
H.B. Fuller Co.	23,500	643,900
		1,354,795
Computer Information & Technology 1.17%
FactSet Research Systems, Inc.	11,800	568,760

Computer Network 1.45%
SafeNet, Inc. *	26,800	706,984

Computer Software 1.04%
THQ, Inc. *	25,900	504,014

Consulting Services 0.07%
Forrester Research, Inc. *	2,100	32,004

Cosmetics & Personal Care 1.26%
Steiner Leisure, Ltd., ADR *	27,700	612,170

Educational Services 0.80%
Learning Tree International, Inc. *	27,692	390,457

Electronic Components 3.21%
Benchmark Electronics, Inc. *	16,600	494,680
Micrel, Inc. *	42,400	441,384
Technitrol, Inc. *	31,800	620,100
		1,556,164
Electronics 2.85%
AMETEK, Inc.	30,500	924,760
Electro Scientific Industries, Inc. *	26,500	459,775
		1,384,535
Electronics - Semiconductors 1.06%
Pericom Semiconductor Corp. *	53,500	516,810

Entertainment & Leisure 0.97%
Boca Resorts, Inc. *	19,600	363,972
Carmike Cinemas, Inc.	3,100	109,151
		473,123
Financial Services 2.82%
eFunds Corp. *	36,000	669,240
Waddell & Reed Financial, Inc.	31,800	699,600
		1,368,840
Food Products 0.93%
Fresh Del Monte Produce, Inc.	2,900	72,239
Lance, Inc.	23,600	381,140
		453,379
Food Service & Restaurants 1.04%
Ryan's Restaurant Group, Inc. *	34,200	507,528

Forest Products & Paper 1.55%
Wausau-Mosinee Paper Corp.	45,200	752,580

Healthcare 2.34%
Option Care, Inc.	35,500	549,185
Renal Care Group, Inc. *	18,200	586,586
		1,135,771
Insurance 2.84%
Reinsurance Group of America, Inc.	17,050	702,460
Scottish RE Group, Ltd.	31,800	673,206
		1,375,666
Lodging 1.47%
La Quinta Corp. *	91,400	712,920

Machinery 3.14%
Briggs & Stratton Corp.	13,800	1,120,560
Thomas Industries, Inc.	12,900	405,060
		1,525,620
Manufacturing 6.81%
Acuity Brands, Inc.	29,100	691,707
Lincoln Electric Holdings, Inc.	22,200	696,192
Paxar Corp. *	17,200	390,096
Wabtec, Inc.	32,300	603,687
Warnaco Group, Inc., The *	42,000	933,660
		3,315,342
Marketing Services 3.00%
ADVO, Inc.	22,400	693,056
Arbitron, Inc. *	20,800	761,488
		1,454,544
Medical - Biotechnology 1.48%
Charles River Laboratories International, Inc. *	15,700	719,060

Medical Products 3.95%
Arrow International, Inc.	18,934	566,127
Orthofix International, NV *	19,370	665,360
Priority Healthcare Corp. *	34,200	689,130
		1,920,617
Medical Supplies 1.52%
Sybron Dental Specialties, Inc. *	24,900	739,281

Mining & Metals - Ferrous & Nonferrous 1.02%
United States Steel Corp.	13,200	496,584

Motor Vehicle Manufacturing 0.97%
Arctic Cat, Inc.	18,200	472,290

Multimedia 1.26%
Journal Communications, Inc.	34,900	612,146

Office Equipment 1.38%
Herman Miller, Inc.	27,200	670,480

Oil & Gas - Distribution & Marketing 2.11%
UGI Corp.	27,700	1,032,101

Oil & Gas Producers 2.63%
Cimarex Energy Co. *	17,600	614,944
Houston Exploration Co., The *	11,100	658,785
		1,273,729
Oil & Gas Services & Equipment 2.86%
Pride International, Inc. *	38,800	767,852
Universal Compression Holdings, Inc. *	18,300	623,481
		1,391,333
Pharmaceutical 2.56%
ICON, PLC, ADR *	16,200	533,142
Pharmaceutical Product Development, Inc. *	19,700	709,200
		1,242,342
Publishing & Printing 1.17%
Banta Corp.	14,300	568,425

Railroad 1.32%
Florida East Coast Industries, Inc.	17,100	642,105

Real Estate 5.48%
CRT Properties, Inc., REIT	20,300	435,435
Post Properties, Inc.	23,100	690,690
Sun Communities, Inc., REIT	14,800	580,012
Tanger Factory Outlet Centers, Inc., REIT	6,600	295,548
Trammell Crow Co. *	42,000	660,240
		2,661,925
Retail Stores 2.87%
Dress Barn, Inc., The *	42,000	732,900
Payless ShoeSource, Inc. *	65,100	659,463
		1,392,363
Telecommunications - Equipment & Services 1.40%
Plantronics, Inc.	15,700	678,868

TOTAL COMMON STOCK (Cost $37,358,816)		45,586,227

TOTAL INVESTMENTS (Cost $37,358,816)	93.79%	45,586,227
OTHER ASSETS, LESS LIABILITIES	6.21%	3,020,222

TOTAL NET ASSETS	100.00%	$48,606,449

LEGEND
* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS
JEFFERSON PILOT VARIABLE FUND, INC.
INTERNATIONAL EQUITY PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 90.51%
Australia 1.49%
News Corporation, Ltd., The, ADR	15,979	$525,230

Austria 1.05%
Erste Bank der oestereichischen Sparkassen, AG	8,911	370,738

Bermuda 3.06%
Tyco International, Ltd.	35,203	1,079,324

Brazil 1.09%
Uniao de Bancos Brasileiros, SA, ADR	15,918	385,693

Canada 2.87%
Shoppers Drug Mart Corp. *	19,985	540,050
Talisman Energy, Inc. (Canada)	18,189	471,253
		1,011,303
China 1.00%
China Telecom Corporation, Ltd., ADR	10,953	353,782

France 7.08%
JC Decaux, SA *	16,803	381,886
Renault, SA	15,359	1,256,073
Total, SA	4,229	861,346
		2,499,305
Germany 3.94%
SAP, AG	4,451	693,741
Siemens, AG	9,471	693,975
		1,387,716
Hong Kong 4.34%
ASM Pacific Technology, Ltd.	106,500	348,941
CNOOC, Ltd., ADR	7,094	373,144
Espirit Holdings, Ltd.	39,000	198,048
Shangri-La Asia, Ltd.	568,369	612,239
		1,532,372
Hungary 1.03%
OTP Bank Rt., GDR, Series 144A #	8,215	363,103

India 1.27%
ICICI Bank, Ltd., ADR	32,428	447,506

Japan 14.14%
Canon, Inc.	7,000	328,993
KDDI Corp.	144	698,997
Keyence Corp.	2,500	525,791
Millea Holdings, Inc.	38	489,589
Mitsubishi Tokyo Financial Group, Inc.	85	708,751
Nissan Motor Company, Ltd.	64,000	696,820
Sony Corp.	19,400	661,834
Yamada Denki Company, Ltd.	16,300	561,992
Yamato Transport Company, Ltd.	23,000	316,572
		4,989,339
Mexico 2.18%
Grupo Televisa, SA, ADR	14,614	770,596

Russia 1.18%
Mobile Telesystems, ADR	2,863	415,106

Singapore 1.03%
Capitaland, Ltd.	341,000	362,550

South Korea 2.91%
Samsung Electronics Company, Ltd.	2,580	1,026,175

Spain 2.06%
Sogecable, SA *	18,082	727,592

Switzerland 13.75%
Nestle, SA	3,062	701,315
Roche Holding, AG	12,788	1,321,096
Syngenta, AG	5,926	564,743
Synthes, Inc.	8,162	888,950
UBS, AG	19,615	1,380,764
		4,856,868
Taiwan 0.93%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	45,960	328,154

United Kingdom 20.15%
Boots Group, PLC	28,368	329,574
Carnival, PLC	10,611	521,717
EMI Group, PLC	236,994	946,732
Golar LNG, Ltd. *	25,600	403,120
HSBC Holdings, PLC	89,119	1,414,357
InterContinental Hotels Group, PLC	83,838	953,532
Reed Elsevier, PLC	124,724	1,094,664
Royal Bank of Scotland Group, PLC	24,710	713,666
Vodafone Group, PLC	307,913	736,907
		7,114,269
United States 3.96%
NTL, Inc. *	14,726	914,043
Wynn Resorts, Ltd. *	9,347	483,146
		1,397,189

TOTAL COMMON STOCK (Cost $29,635,689)		31,943,910

PREFERRED STOCK 1.67%
Australia 1.67%
News Corporation, Ltd., The, ADR	18,800	589,004

TOTAL PREFERRED STOCK (Cost $603,162)		589,004

TOTAL INVESTMENTS (Cost $30,238,851)	92.18%	32,532,914
OTHER ASSETS, LESS LIABILITIES	7.82%	2,761,776

TOTAL NET ASSETS	100.00%	$35,294,690

LEGEND
* Non-income producing security.
# Security exempt from registration under Rule 144A of the Securities Act of 1933
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS
JEFFERSON PILOT VARIABLE FUND, INC.
WORLD GROWTH STOCK PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 96.49%
Australia 0.56%
AMP, Ltd.	141,900	$640,328

Bermuda 2.13%
Ace, Ltd.	32,000	1,281,920
XL Capital, Ltd.	15,300	1,132,047
		2,413,967
Canada 2.71%
Alcan, Inc.	25,720	1,229,504
BCE, Inc.	59,880	1,289,294
Celestica, Inc.	44,660	566,366
		3,085,164
Finland 3.11%
KCI Konecranes Oyj	36,700	1,426,615
Stora Enso Oyj, Class R	93,800	1,267,442
UPM-Kymmene Oyj	45,050	857,696
		3,551,753
France 4.60%
Accor, SA	12,970	505,463
Axa	38,470	778,287
Sanofi-Aventis	21,766	1,578,657
Suez, SA	29,000	621,634
Total, SA	8,600	1,751,615
		5,235,656
Germany 5.94%
BASF, AG	26,000	1,527,322
Bayer, AG	33,400	912,568
Deutsche Post, AG	70,300	1,362,870
E.On, AG	29,160	2,145,715
Volkswagen, AG	21,000	806,669
		6,755,144
Hong Kong 2.89%
Cheung Kong (Holdings), Ltd.	73,000	624,864
China Mobile (Hong Kong), Ltd., ADR	37,600	575,280
Hutchison Whampoa, Ltd.	160,800	1,257,845
Swire Pacific, Ltd.	118,500	824,384
		3,282,373
Israel 0.95%
Check Point Software Technologies, Ltd. *	63,540	1,078,274

Italy 3.31%
ENI, SPA	103,200	2,312,131
Riunione Adriatica di Sicurta, SPA	75,700	1,454,395
		3,766,526
Japan 7.76%
DENSO Corp.	41,800	987,969
East Japan Railway Co.	170	879,191
Hitachi, Ltd.	188,000	1,136,034
NEC Corp.	94,000	562,047
Nintendo Company, Ltd.	13,600	1,663,367
Nippon Telegraph & Telephone Corp.	225	896,203
Nomura Holdings, Inc.	56,000	718,958
Sony Corp.	31,300	1,067,804
Takeda Pharmaceutical Company, Ltd.	20,400	925,464
		8,837,037
Mexico 1.48%
Telefonos de Mexico, SA de CV, ADR	52,100	1,681,267

Netherlands 5.16%
Akzo Nobel, NV	26,270	927,541
ING Groep, NV	56,540	1,426,842
Koninklijke (Royal) Philips Electronics, NV	61,700	1,413,000
Reed Elsevier, NV	94,800	1,220,909
Wolters Kluwer, NV, CVA	52,470	882,971
		5,871,263
Norway 1.10%
Telenor, ASA	165,000	1,256,221

Portugal 1.15%
Portugal Telecom, SGPS, SA	118,240	1,302,520

Singapore 0.56%
DBS Group Holdings, Ltd.	67,337	639,933

South Korea 4.01%
Kookmin Bank *	20,650	653,663
KT Corp., ADR	51,580	932,051
Samsung Electronics Company, Ltd.	5,510	2,191,559
SK Telecom Company, Ltd., ADR	40,600	789,670
		4,566,943
Spain 3.85%
Iberdrola, SA	72,900	1,511,960
Repsol, SA	86,000	1,888,326
Telefonica, SA	65,100	974,236
		4,374,522
Sweden 4.59%
Autoliv, Inc., SDR	22,200	887,366
Nordea, AB	235,500	1,924,707
Securitas, AB, Class B	86,240	1,149,045
Volvo, AB, Series B	35,800	1,263,784
		5,224,902
Switzerland 2.27%
Nestle, SA	2,280	522,207
Swiss Re	13,400	771,034
UBS, AG	18,210	1,281,860
		2,575,101
Taiwan 0.43%
Chunghwa Telecom Company, Ltd., ADR	27,600	486,036

United Kingdom 19.33%
Abbey National, PLC	137,800	1,396,453
Amvescap, PLC	47,010	254,148
BAE Systems, PLC	457,500	1,860,715
BHP Billiton, PLC	143,921	1,514,478
BP Amoco, PLC, ADR	11,700	673,101
Brambles Industries, PLC	258,070	1,199,049
British Sky Broadcasting Group, PLC	147,600	1,280,081
Cadbury Schweppes, PLC	138,710	1,066,807
Compass Group, PLC	162,000	646,417
GlaxoSmithKline, PLC	52,500	1,131,515
HSBC Holdings, PLC	68,000	1,081,289
Lloyds TSB Group, PLC	110,300	861,282
Pearson, PLC	61,270	655,276
Rentokil Initial, PLC	324,500	883,772
Rolls-Royce Group, PLC	255,000	1,168,635
Shell Transport & Trading Company, PLC	157,100	1,152,806
Shire Pharmaceuticals Group, PLC *	131,420	1,243,210
Smiths Group, PLC	84,420	1,133,544
Standard Chartered, PLC	39,150	671,983
Unilever, PLC	115,320	938,566
Vodafone Group, PLC, ADR	48,900	1,178,979
		21,992,106
United States 18.60%
Abbott Laboratories	39,600	1,677,456
AmerisourceBergen Corp.	15,900	853,989
Aon Corp.	36,300	1,043,262
Bank of America Corp.	38,800	1,681,204
BMC Software, Inc. *	82,440	1,303,376
Bristol-Myers Squibb Co.	47,830	1,132,136
Cadence Design Systems, Inc. *	56,630	738,455
CIGNA Corp.	10,500	731,115
DirecTV Group, Inc., The *	63,500	1,116,965
Dow Chemical Co., The	40,060	1,809,911
Electronic Data Systems Corp.	22,260	431,621
Gartner Group, Inc., Class B *	20,797	240,205
Hospira, Inc. *	3,960	121,176
King Pharmaceuticals, Inc. *	54,860	655,028
Kraft Foods, Inc.	45,900	1,455,948
Maxtor Corp. *	143,000	743,600
Morgan Stanley	10,420	513,706
R.R. Donnelley & Sons Co.	31,880	998,482
Target Corp.	29,960	1,355,690
Temple-Inland, Inc.	17,330	1,163,710
Tenet Healthcare Corp. *	82,800	893,412
Time Warner, Inc. *	30,000	484,200
		21,144,647

TOTAL COMMON STOCK (Cost $95,676,656)		109,761,683

PREFERRED STOCK 0.44%
Brazil 0.44%
Companhia Vale do Rio Doce, (CVRD), ADR	25,800	496,650

TOTAL PREFERRED STOCK (Cost $206,830)		496,650

TOTAL INVESTMENTS (Cost $95,883,486)	96.93%	110,258,333
OTHER ASSETS, LESS LIABILITIES	3.07%	3,492,986

TOTAL NET ASSETS	100.00%	$113,751,319

LEGEND
* Non-income producing security.
ADR - American Depository Receipt
PLC - Public Limited Company
SDR - Swedish Depository Receipt

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS
JEFFERSON PILOT VARIABLE FUND, INC.
HIGH YIELD BOND PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 0.80%
Automotive Parts & Equipment 0.10%
Hayes Lemmerz International, Inc. *	2,431	$24,699

Broadcasting 0.22%
Telewest Global, Inc. *	4,433	51,511

Chemicals 0.00%
Sterling Chemicals, Inc. *	4	92

Machinery 0.02%
Thermadyne Holdings Corp. *	505	5,555

Mining & Metals - Ferrous & Nonferrous 0.00%
Oxford Automotive, Inc. *†	12	0

Telecommunications - Integrated 0.24%
Manitoba Telecom Services, Inc., Class B *	181	6,085
MCI, Inc.	223	3,735
NTL, Inc. *	723	44,877
		54,697
Telecommunications - Wireline 0.01%
Versatel Telecom International, NV *	660	1,311

Utilities - Electric & Gas 0.21%
DPL, Inc.	2,466	50,750

TOTAL COMMON STOCK (Cost $229,147)		188,615

PREFERRED STOCK 0.23%
Automotive Parts & Equipment 0.00%
HLI Operating, Inc. *	8	672

Publishing & Printing 0.23%
PRIMEDIA, Inc., Series H, 8.625%, due 04/01/10	650	53,950

Telecommunications - Integrated 0.00%
PTV, Inc., 10.000%, due 01/10/23	2	10

TOTAL PREFERRED STOCK (Cost $64,410)		54,632

CONVERTIBLE PREFERRED STOCK 0.19%
Financial Services 0.19%
Ford Motor Company Capital Trust II, 6.500%, due 01/15/32	840	43,915

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $44,902)		43,915

RIGHTS AND WARRANTS 0.01%
Broadcasting 0.01%
Ono Finance, PLC, Series 144A, Equity Value Certificate, exp. 05/31/09 *#†	105	0
XM Satellite Radio, Inc., Warrants, exp. 03/15/10 *	35	2,240
		2,240
Chemicals 0.00%
Sterling Chemicals, Inc., Warrants, exp. 12/31/08 *†	7	0

Machinery 0.00%
Thermadyne Holdings Corp., Series B, Warrants, exp. 06/23/06 *	101	25

Packaging & Containers 0.00%
Pliant Corp., Series 144A, Warrants, exp. 06/01/10 *#‡	20	0

Telecommunications - Integrated 0.00%
Jazztel, PLC, Series 144A, Warrants, exp. 04/01/09 *#†	40	0

Telecommunications - Wireline 0.00%
Versatel Telecom International, NV, Warrants, exp. 10/04/04 *	660	16

TOTAL RIGHTS AND WARRANTS (Cost $2,405)		2,281

	Principal Value
CORPORATE BONDS 78.56%
Advertising 0.29%
Lamar Media Corp., 7.250%, due 01/01/13	$65,000	69,875

Aerospace & Defense 1.12%
Argo-Tech Corp., Series 144A, 9.250%, due 06/01/11 #	60,000	64,350
BE Aerospace, Inc., 9.500%, due 11/01/08	10,000	10,350
BE Aerospace, Inc., Series B, 8.875%, due 05/01/11	95,000	96,188
K&F Industries, Inc., Series B, 9.625%, due 12/15/10	55,000	61,188
L-3 Communications Corp., 7.625%, due 06/15/12	30,000	33,000
		265,076
Agricultural Operations 0.63%
IMC Global, Inc., 10.875%, due 08/01/13	70,000	88,375
Seminis, Inc., 10.250%, due 10/01/13	55,000	61,325
		149,700
Asset-Backed Securities 0.48%
Continental Airlines, Inc., Series 974B, 6.900%, due 01/02/17	18,985	15,127
Continental Airlines, Inc., Series 981B, 6.748%, due 03/15/17	18,587	14,297
Continental Airlines, Inc., Series 991B, 6.795%, due 08/02/18	51,226	41,020
Continental Airlines, Inc., Series 99-2, 7.566%, due 03/15/20	58,124	44,953
		115,397
Automotive Parts & Equipment 2.41%
Advanced Accessory Systems, LLC, 10.750%, due 06/15/11	40,000	37,600
ArvinMeritor, Inc., 8.750%, due 03/01/12	5,000	5,538
Dana Corp., 6.500%, due 03/01/09	50,000	52,875
Dana Corp., 10.125%, due 03/15/10	15,000	17,025
Dana Corp., 7.000%, due 03/01/29	95,000	95,475
Dura Operating Corp., 8.625%, due 04/15/12	55,000	54,450
Metaldyne Corp., 11.000%, due 06/15/12	25,000	19,875
Metaldyne Corp., Series 144A, 10.000%, due 11/01/13 #	25,000	23,250
Rexnord Corp., 10.125%, due 12/15/12	50,000	56,500
Tenneco Automotive, Inc., 10.250%, due 07/15/13	90,000	102,600
TRW Automotive, Inc., 11.000%, due 02/15/13	39,000	46,410
TRW Automotive, Inc., 9.375%, due 02/15/13	55,000	62,838
		574,436
Automotive Rentals 0.65%
United Rentals, Inc., 6.500%, due 02/15/12	45,000	43,313
United Rentals, Inc., 7.750%, due 11/15/13	70,000	65,625
United Rentals, Inc., 7.000%, due 02/15/14	50,000	44,375
		153,313
Broadcasting 7.39%
Albritton Communications, Inc., 7.750%, due 12/15/12	106,000	109,710
Cablevision Systems - New York Group, Series 144A, 8.000%, due 04/15/12 #	90,000	94,050
Charter Communications Holdings, LLC, 8.625%, due 04/01/09	325,000	252,688
Charter Communications Holdings, LLC, 9.920%, Step-up, due 04/01/11	175,000	134,750
Charter Communications Holdings, LLC, 8.750%, due 11/15/13	30,000	29,438
Charter Communications Operating, LLC, Series 144A, 8.375%, due 04/30/14 #	30,000	29,813
CSC Holdings, Inc., Series B, 8.125%, due 08/15/09	105,000	111,563
CSC Holdings, Inc., Series 144A, 6.750%, due 04/15/12 #	55,000	55,138
DIRECTV Holdings, LLC, 8.375%, due 03/15/13	65,000	73,938
EchoStar DBS Corp., 6.375%, due 10/01/11	140,000	141,750
Fisher Communications, Inc., Series 144A, 8.625%, due 09/15/14 #‡	15,000	15,600
Frontiervision Holdings, LP, 11.000%, due 10/15/06 §	55,000	68,475
Granite Broadcasting Corp., 9.750%, due 12/01/10	110,000	101,750
Insight Midwest, LP/Insight Capital, Inc., 9.750%, due 10/01/09	60,000	62,700
Mediacom Broadband, LLC, 11.000%, due 07/15/13	65,000	69,225
Paxson Communications Corp., 10.750%, due 07/15/08	40,000	40,200
Paxson Communications Corp., Zero Coupon, Step-up, due 01/15/09	155,000	132,913
Spanish Broadcasting System, Inc., 9.625%, due 11/01/09	90,000	94,500
XM Satellite Radio, Inc., 12.000%, due 06/15/10	56,000	65,520
Young Broadcasting, Inc., 8.500%, due 12/15/08	65,000	69,063
		1,752,784
Building Construction 0.73%
D.R. Horton, Inc., 8.000%, due 02/01/09	70,000	79,450
Technical Olympic USA, Inc., 9.000%, due 07/01/10	20,000	21,900
Technical Olympic USA, Inc., 7.500%, due 03/15/11	10,000	10,175
WCI Communities, Inc., 7.875%, due 10/01/13	60,000	63,600
		175,125
Building Materials 1.15%
American Standard Companies, Inc., 7.375%, due 02/01/08	35,000	38,238
Building Materials Corporation of America, Series 144A, 7.750%, due 08/01/14 #‡	85,000	84,150
Nortek Holdings, Inc., Series 144A, 8.500%, due 09/01/14 #‡	50,000	52,375
Ply Gem Industries, Inc., Series 144A, 9.000%, due 02/15/12 #	60,000	59,850
Werner Holdings Company, Inc., 10.000%, due 11/15/07	45,000	40,050
		274,663
Chemicals 2.77%
Equistar Chemicals, LP, 10.625%, due 05/01/11	130,000	148,200
Hercules, Inc., Series 144A, 6.750%, due 10/15/29 #	65,000	66,300
Huntsman International, LLC, 10.125%, due 07/01/09	125,000	131,250
Lyondell Chemical Co., 9.500%, due 12/15/08	40,000	43,650
Lyondell Chemical Co., 11.125%, due 07/15/12	40,000	46,400
Nalco Co., 7.750%, due 11/15/11	25,000	26,500
Nalco Co., 8.875%, due 11/15/13	45,000	48,375
Resolution Performance Products, LLC, 13.500%, due 11/15/10	50,000	48,500
Rockwood Specialties, Inc., 10.625%, due 05/15/11	55,000	60,500
Sovereign Specialty Chemicals, Inc., 11.875%, due 03/15/10	40,000	42,200
		661,875
Collateralized Mortgage Obligation 1.67%
Asset Securitization Corp., Series 1996-MD6, Class A7,
8.289%, Floating Rate, due 11/13/29	100,000	106,036
Commercial Mortgage Acceptance Corp., Series 1998-C2,
Series 144A, 5.440%, due 05/15/13 #‡	140,000	142,899
First Union National Bank Commercial Mortgage Securities, Inc.,
Series 2000-C2, Series 144A, Class H, 6.750%, due 10/15/32 #	40,000	39,447
GE Capital Commercial Mortgage Corp., Series 2000-1, Series 144A,
7.785%, Floating Rate, due 01/15/33 #‡	30,000	33,637
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1,
Series 144A, Class G, 7.898%, due 04/15/34 #	41,000	46,348
Morgan Stanley Capital I, Series 144A, 1.550%, due 04/28/39 #‡†	335,672	25,843
		394,210
Commercial Services 1.56%
Geo Group, Inc., The, 8.250%, due 07/15/13	30,000	30,938
Iron Mountain, Inc., 8.625%, due 04/01/13	55,000	59,675
Iron Mountain, Inc., 7.750%, due 01/15/15	60,000	63,600
Muzak, LP, 10.000%, due 02/15/09	70,000	61,950
US Oncology, Inc., Series 144A, 10.750%, due 08/15/14 #‡	55,000	56,513
Williams Scotsman, Inc., 9.875%, due 06/01/07	85,000	81,388
Williams Scotsman, Inc., 10.000%, due 08/15/08	15,000	16,088
		370,152
Cosmetics & Personal Care 0.25%
Revlon Consumer Products Corp., 8.125%, due 02/01/06	70,000	59,500

Educational Services 0.30%
KinderCare Learning Centers, Inc., Series B, 9.500%, due 02/15/09	71,000	71,976

Electronics - Semiconductors 0.07%
ON Semiconductor Corp., 13.000%, due 05/15/08	15,000	16,800

Entertainment & Leisure 5.47%
AMC Entertainment, Inc., 9.500%, due 02/01/11	49,000	50,348
AMC Entertainment, Inc., Series 144A, 8.625%, due 08/15/12 #‡	80,000	84,800
AMF Bowling Worldwide, Inc., Series 144A, 10.000%, due 03/01/10 #	30,000	31,800
Aztar Corp., Series 144A, 7.875%, due 06/15/14 #	60,000	63,600
Boyd Gaming Corp., 6.750%, due 04/15/14	110,000	111,925
Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	65,000	65,325
K2 Corp., Series 144A, 7.375%, due 07/01/14 #	65,000	68,900
LCE Acquisition Corp., Series 144A, 9.000%, due 08/01/14 #‡	60,000	61,950
Mandalay Resort Group, 9.375%, due 02/15/10	65,000	74,750
MGM Mirage, Inc., 8.500%, due 09/15/10	85,000	96,581
MGM Mirage, Inc., 8.375%, due 02/01/11	115,000	126,931
Park Place Entertainment Corp., 8.875%, due 09/15/08	25,000	28,500
Park Place Entertainment Corp., 8.125%, due 05/15/11	105,000	121,275
Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	100,000	100,250
Royal Caribbean Cruises, Ltd., 6.875%, due 12/01/13	55,000	58,575
Six Flags, Inc., 9.750%, due 04/15/13	85,000	80,325
Station Casinos, Inc., 6.500%, due 02/01/14	70,000	71,225
		1,297,060
Environmental Controls 1.44%
Allied Waste North America, Inc., 6.500%, due 11/15/10	345,000	341,550

Financial Services 2.49%
Burns Philp Capital Property Ltd., Series B, 9.750%, due 07/15/12	110,000	117,700
Couche-Tard Financing Corp., 7.500%, due 12/15/13	125,000	133,125
Crystal US Holdings 3, LLC, Series 144A, Series B,
Zero Coupon, Step-up, due 10/01/14 #‡	105,000	62,738
Da-Lite Screen Company, Inc., 9.500%, due 05/15/11	60,000	63,300
Milacron Escrow Corp., Series 144A, 11.500%, due 05/15/11 #‡	75,000	79,500
PCA, LLC, 11.875%, due 08/01/09	55,000	58,850
Refco Finance Holdings, LLC, Series 144A, 9.000%, due 08/01/12 #‡	40,000	42,700
Standard Aero Holdings, Inc., Series 144A, 8.250%, due 09/01/14 #‡	30,000	31,050
		588,963
Food Products 0.42%
Merisant Co., Series 144A, 9.500%, due 07/15/13 #	50,000	47,500
Michael Foods, Inc., 8.000%, due 11/15/13	50,000	52,375
		99,875
Food Service & Restaurants 0.45%
Roundy's, Inc., Series B, 8.875%, due 06/15/12	100,000	107,750

Forest Products & Paper 1.81%
Buckeye Technologies, Inc., 8.000%, due 10/15/10	15,000	14,700
Buckeye Technologies, Inc., 8.500%, due 10/01/13	110,000	118,250
Georgia-Pacific Corp., 9.375%, due 02/01/13	185,000	217,838
Newark Group, Inc., Series 144A, 9.750%, due 03/15/14 #	75,000	77,250
		428,038
Healthcare 2.70%
Beverly Enterprises, Inc., Series 144A, 7.875%, due 06/15/14 #	45,000	48,150
Extendicare Health Services, Inc., 6.875%, due 05/01/14	40,000	40,800
HCA, Inc., 7.875%, due 02/01/11	185,000	209,219
InSight Health Services Corp., Series B, 9.875%, due 11/01/11	110,000	110,000
Mariner Health Care, Inc., Series 144A, 8.250%, due 12/15/13 #	65,000	69,875
MedCath Holdings Corp., Series 144A, 9.875%, due 07/15/12 #‡	20,000	20,900
Tenet Healthcare Corp., 6.500%, due 06/01/12	80,000	71,900
Tenet Healthcare Corp., Series 144A, 9.875%, due 07/01/14 #	70,000	73,150
		643,994
Household Products 0.99%
Johnsondiversey, Inc., Series B, 9.625%, due 05/15/12	150,000	168,000
Johnsondiversey Holdings, Inc., Zero Coupon, Step-up, due 05/15/13	80,000	66,000
		234,000
Lodging 0.89%
Hilton Hotels Corp., 7.625%, due 12/01/12	90,000	104,625
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	95,000	107,469
		212,094
Machinery 2.37%
AGCO Corp., 6.875%, due 04/15/14	40,000	48,932
Case New Holland, Inc., Series 144A, 9.250%, due 08/01/11 #	65,000	72,800
JLG Industries, Inc., 8.250%, due 05/01/08	110,000	117,150
Joy Global, Inc., Series B, 8.750%, due 03/15/12	75,000	84,750
Manitowoc Company, Inc., The, 10.375%, due 05/15/11	45,000	62,314
Manitowoc Company, Inc., The, 10.500%, due 08/01/12	30,000	34,575
Terex Corp., Series B, 10.375%, due 04/01/11	70,000	79,100
Terex Corp., 9.250%, due 07/15/11	25,000	28,000
Thermadyne Holdings Corp., 9.250%, due 02/01/14	35,000	34,038
		561,659
Manufacturing 2.50%
AMSTED Industries, Inc., Series 144A, 10.250%, due 10/15/11 #	95,000	104,500
Dresser, Inc., 9.375%, due 04/15/11	60,000	66,000
Hexcel Corp., 9.875%, due 10/01/08	10,000	11,200
Hexcel Corp., 9.750%, due 01/15/09	110,000	115,500
Jacuzzi Brands, Inc., 9.625%, due 07/01/10	25,000	27,625
Samsonite Corp., Series 144A, 8.875%, due 06/01/11 #	70,000	73,150
SPX Corp., 7.500%, due 01/01/13	60,000	60,975
Transdigm, Inc., 8.375%, due 07/15/11	65,000	69,550
Valmont Industries, Inc., Series 144A, 6.875%, due 05/01/14 #	60,000	61,800
		590,300
Medical Products 0.65%
Alliance Imaging, Inc., 10.375%, due 04/15/11	65,000	70,606
Fisher Scientific International, Inc., 8.125%, due 05/01/12	74,000	82,510
		153,116
Mining & Metals - Ferrous & Nonferrous 2.36%
Century Aluminum Co., Series 144A, 7.500%, due 08/15/14 #‡	50,000	52,625
Commonwealth Industries, Inc., 10.750%, due 10/01/06	45,000	45,113
Foundation PA Coal Co., Series 144A, 7.250%, due 08/01/14 #‡	60,000	63,750
Ispat Inland, ULC, 9.750%, due 04/01/14	80,000	88,200
Oregon Steel Mills, Inc., 10.000%, due 07/15/09	95,000	103,788
Oxford Automotive, Inc., Series 144A, 12.000%, due 10/15/10 #	15,000	6,150
Peabody Energy Corp., Series B, 6.875%, due 03/15/13	55,000	59,400
Peabody Energy Corp., 5.875%, due 04/15/16	50,000	49,375
Steel Dynamics, Inc., 9.500%, due 03/15/09	55,000	61,050
United States Steel Corp., 9.750%, due 05/15/10	25,000	28,625
		558,076
Motor Vehicle Manufacturing 0.47%
Navistar International Corp., 7.500%, due 06/15/11	105,000	112,088

Multimedia 0.48%
Emmis Operating Co., 6.875%, due 05/15/12	45,000	46,688
Medianews Group, Inc., 6.875%, due 10/01/13	65,000	67,113
		113,801
Office Equipment 0.80%
General Binding Corp., 9.375%, due 06/01/08	80,000	81,400
Xerox Corp., 7.625%, due 06/15/13	100,000	108,000
		189,400
Oil & Gas - Distribution & Marketing 0.63%
ANR Pipeline, Inc., 9.625%, due 11/01/21	65,000	77,350
Enterprise Products Operating, LP, Series B, 6.375%, due 02/01/13	35,000	37,551
Enterprise Products Operating, LP, Series 144A, 5.600%, due 10/15/14 #‡	32,000	32,243
		147,144
Oil & Gas - Integrated 2.55%
AmeriGas Partners, LP, Series B, 8.875%, due 05/20/11	60,000	66,150
El Paso Natural Gas Corp., Series A, 7.625%, due 08/01/10	60,000	64,200
El Paso Corp., 7.000%, due 05/15/11	150,000	144,750
El Paso Corp., 7.750%, due 06/01/13	95,000	95,238
Plains Exploration & Production Co., Series 144A, 7.125%, due 06/15/14 #	30,000	32,175
Williams Companies, Inc., The, 7.125%, due 09/01/11	184,000	201,940
		604,453
Oil & Gas Producers 1.87%
Belden & Blake Corp., Series 144A, 8.750%, due 07/15/12 #‡	40,000	42,600
Chesapeake Energy Corp., 8.125%, due 04/01/11	40,000	43,800
Chesapeake Energy Corp., Series 144A, 7.000%, due 08/15/14 #‡	27,000	28,553
Chesapeake Energy Corp., 6.875%, due 01/15/16	95,000	99,275
CITGO Petroleum Corp., 11.375%, due 02/01/11	50,000	58,875
Encore Acquisition, Inc., 8.375%, due 06/15/12	40,000	44,600
Giant Industries, Inc., 8.000%, due 05/15/14	25,000	25,500
Magnum Hunter Resources, Inc., 9.600%, due 03/15/12	20,000	22,600
Newfield Exploration Co., Series 144A, 6.625%, due 09/01/14 #‡	20,000	20,850
Premcor Refining Group, Inc., 7.750%, due 02/01/12	50,000	54,500
		441,153
Oil & Gas Services & Equipment 1.47%
Dynegy Holdings, Inc., Series 144A, 9.875%, due 07/15/10 #	70,000	79,100
Dynegy Holdings, Inc., 6.875%, due 04/01/11	55,000	52,388
Hanover Equipment Trust, Series B, 8.750%, due 09/01/11	75,000	81,938
Hanover Compressor Co., 9.000%, due 06/01/14	5,000	5,488
Parker Drilling Co., 9.625%, due 10/01/13	15,000	16,725
Pride International, Inc., Series 144A, 7.375%, due 07/15/14 #	35,000	38,850
Sesi, LLC, 8.875%, due 05/15/11	70,000	76,475
		350,964
Packaging & Containers 3.17%
Graham Packaging Company, Inc., Series B, 8.750%, due 01/15/08	70,000	72,188
Graham Packaging Company, Inc., Series 144A, 8.500%, due 10/15/12 #‡	15,000	15,300
Graham Packaging Company, Inc., Series 144A, 9.875%, due 10/15/14 #‡	25,000	25,594
Graphic Packaging International Corp., 8.500%, due 08/15/11	20,000	22,350
Graphic Packaging International Corp., 9.500%, due 08/15/13	75,000	85,688
Greif Bros. Corp., 8.875%, due 08/01/12	75,000	83,625
Owens-Brockway Glass Containers, Inc., 8.875%, due 02/15/09	55,000	59,813
Owens-Brockway Glass Containers, Inc., 8.750%, due 11/15/12	50,000	55,500
Owens-Brockway Glass Containers, Inc., 8.250%, due 05/15/13	95,000	101,175
Plastipak Holdings, Inc., 10.750%, due 09/01/11	40,000	44,600
Pliant Corp., Zero Coupon, Step-up, due 06/15/09	10,000	8,550
Pliant Corp., 13.000%, due 06/01/10	45,000	38,700
Pliant Corp., 13.000%, due 06/01/10	50,000	43,000
Portola Packaging, Inc., 8.250%, due 02/01/12	10,000	7,850
Smurfit-Stone Container Corp., 8.250%, due 10/01/12	60,000	66,150
Smurfit-Stone Container Corp., Series 144A, 7.375%, due 07/15/14 #‡	25,000	26,188
		756,271
Publishing & Printing 1.77%
Dex Media East, LLC, 12.125%, due 11/15/12	68,000	84,660
Dex Media West, LLC, Series B, 9.875%, due 08/15/13	44,000	51,700
Dex Media, Inc., Zero Coupon, Step-up, due 11/15/13	160,000	117,200
Houghton Mifflin Co., 9.875%, due 02/01/13	40,000	42,000
Mail-Well, Inc., 9.625%, due 03/15/12	80,000	88,000
PRIMEDIA, Inc., 8.875%, due 05/15/11	35,000	35,000
		418,560
Railroad 0.32%
Kansas City Southern, 7.500%, due 06/15/09	75,000	76,688

Real Estate 0.59%
Corrections Corporation of America, 9.875%, due 05/01/09	35,000	39,069
Corrections Corporation of America, 7.500%, due 05/01/11	40,000	42,250
Host Marriott Corp., 7.125%, due 11/01/13	40,000	42,000
MeriStar Hospitality Corp., 10.500%, due 06/15/09	15,000	16,425
		139,744
Retail Stores 2.20%
Cole National Group, Inc., 8.625%, due 08/15/07	45,000	45,788
Cole National Group, Inc., 8.875%, due 05/15/12	70,000	79,275
Dollar General Corp., 8.625%, due 06/15/10	55,000	63,250
Duane Reade, Inc., Series 144A, 9.750%, due 08/01/11 #‡	40,000	37,800
Finlay Fine Jewelery Corp., Series 144A, 8.375%, due 06/01/12 #‡	60,000	64,500
Rite Aid Corp., 9.500%, due 02/15/11	10,000	11,000
Rite Aid Corp., 9.250%, due 06/01/13	150,000	153,750
Rite Aid Corp., 6.875%, due 08/15/13	30,000	26,250
Saks, Inc., 7.000%, due 12/01/13	40,000	40,800
		522,413
Telecommunications - Equipment & Services 0.56%
GCI, Inc., 7.250%, due 02/15/14	70,000	68,600
Lucent Technologies, Inc., 5.500%, due 11/15/08	65,000	65,000
		133,600
Telecommunications - Integrated 4.46%
AT&T Corp., 8.050%, Step-up, due 11/15/11	103,000	115,231
Cincinnati Bell, Inc., 8.375%, due 01/15/14	80,000	73,000
Citizens Communications Co., 9.250%, due 05/15/11	65,000	71,500
Citizens Communications Co., 9.000%, due 08/15/31	71,000	72,509
MCI, Inc., 5.908%, due 05/01/07	51,000	50,554
MCI, Inc., 6.688%, due 05/01/09	76,000	73,245
MCI, Inc., 7.735%, due 05/01/14	5,000	4,738
Qwest Services Corp., Series 144A, 13.500%, due 12/15/10 #	300,000	350,250
Qwest Capital Funding, Inc., 7.250%, due 02/15/11	75,000	66,938
Qwest Corp., Series 144A, 7.875%, due 09/01/11 #‡	70,000	72,625
Qwest Corp., Series 144A, 9.125%, due 03/15/12 #	95,000	104,500
		1,055,090
Telecommunications - Wireless 4.10%
Alamosa Delaware, Inc., Zero Coupon, Step-up, due 07/31/09	70,000	72,100
Alamosa Delaware, Inc., 11.000%, due 07/31/10	32,000	36,240
American Tower Corp., 9.375%, due 02/01/09	33,000	34,980
American Tower Corp., Series 144A, 7.125%, due 10/15/12 #‡	45,000	44,550
Centennial Cellular Corp., 10.125%, due 06/15/13	90,000	94,725
Crown Castle International Corp., Series B, 7.500%, due 12/01/13	65,000	68,088
Dobson Communications Corp., 8.875%, due 10/01/13	35,000	22,575
Nextel Communications, Inc., 7.375%, due 08/01/15	375,000	403,101
Rural Cellular Corp., 9.875%, due 02/01/10	45,000	44,550
Rural Cellular Corp., Series 144A, 8.250%, due 03/15/12 #	15,000	15,263
Ubiquitel Operating Co., 9.875%, due 03/01/11	70,000	72,888
US Unwired, Inc., 10.000%, due 06/15/12	60,000	62,250
		971,310
Telecommunications - Wireline 0.53%
Time Warner Telecom, Inc., 10.125%, due 02/01/11	55,000	52,800
Time Warner Telecom, Inc., 9.250%, due 02/15/14	75,000	74,625
		127,425
Textiles & Apparel 0.76%
Interface, Inc., 10.375%, due 02/01/10	53,000	60,155
J. Crew Operating Corp., 10.375%, due 10/15/07	50,000	51,250
Levi Strauss & Co., 7.000%, due 11/01/06	70,000	70,000
Westpoint Stevens, Inc., 7.875%, due 06/15/05 §	40,000	50
Westpoint Stevens, Inc., 7.875%, due 06/15/08 §	135,000	169
		181,624
Transportation 0.21%
GulfMark Offshore, Inc., Series 144A, 7.750%, due 07/15/14 #‡	50,000	50,625

Utilities - Electric & Gas 5.25%
AES Corp., Series 144A, 8.750%, due 05/15/13 #	115,000	129,663
AES Corp., Series 144A, 9.000%, due 05/15/15 #	75,000	84,563
Allegheny Energy Supply Company, LLC, Series 144A, 8.250%, due 04/15/12 #	100,000	110,500
Calpine Corp., Series 144A, 8.750%, due 07/15/13 #	210,000	158,550
CMS Energy Corp., 8.500%, due 04/15/11	85,000	92,650
FirstEnergy Corp., Series B, 6.450%, due 11/15/11	96,000	104,724
Midwest Generation, LLC, 8.750%, due 05/01/34	85,000	92,650
Mission Energy Holding Co., 13.500%, due 07/15/08	45,000	56,925
MSW Energy Holdings, LLC, Series B, 7.375%, due 09/01/10	40,000	42,000
Nevada Power, Series 144A, 6.500%, due 04/15/12 #	15,000	15,488
NRG Energy, Inc., Series 144A, 8.000%, due 12/15/13 #	125,000	133,906
PG&E Corp., 6.875%, due 07/15/08	15,000	16,238
Reliant Energy, Inc., 9.250%, due 07/15/10	70,000	75,163
Reliant Energy, Inc., 9.500%, due 07/15/13	50,000	54,313
Sierra Pacific Power Co., Series 144A, 6.250%, due 04/15/12 #	30,000	30,600
Sierra Pacific Resources, Series 144A, 8.625%, due 03/15/14 #	40,000	43,400
		1,241,333
Wholesale Distributor 0.36%
Remington Arms Company, Inc., 10.500%, due 02/01/11	90,000	85,500

TOTAL CORPORATE BONDS (Cost $17,997,319)		18,640,543

FOREIGN BONDS 9.71%
Aerospace & Defense 0.18%
CHC Helicopter Corp., 7.375%, due 05/01/14	40,000	41,700

Broadcasting 0.27%
Innova, S de RL, 9.375%, due 09/19/13	60,000	65,250

Chemicals 1.19%
Acetex Corp., 10.875%, due 08/01/09	55,000	60,500
Nova Chemicals Corp., 6.500%, due 01/15/12	65,000	67,113
Rhodia, SA, 8.875%, due 06/01/11	150,000	130,500
SGL Carbon Luxembourg, SA, Series 144A, 8.500%, due 02/01/12 #	20,000	25,832
		283,945
Electronic Components 0.26%
Flextronics International, Ltd., 6.500%, due 05/15/13	60,000	61,350

Financial Services 0.80%
BCP Caylux Holdings, Luxembourg, SCA, Series 144A, 9.625%, due 06/15/14 #	45,000	48,600
Bombardier Recreational Products, Inc., Series 144A, 8.375%, due 12/15/13 #	55,000	57,888
MDP Acquisitions, PLC, 9.625%, due 10/01/12	75,000	84,750
		191,238
Food Products 0.17%
United Biscuits Finance, PLC, 10.625%, due 04/15/11	30,000	40,052

Forest Products & Paper 1.24%
Abitibi-Consolidated, Inc., 8.550%, due 08/01/10	100,000	107,250
Abitibi-Consolidated, Inc., 7.750%, due 06/15/11	30,000	30,900
Corp Durango, SA de CV, 13.125%, due 08/01/06 §	4,000	2,520
Corp Durango, SA de CV, 13.500%, due 08/01/08 §	1,000	630
Corp Durango, SA de CV, Series 144A, 13.750%, due 07/15/09 #§	94,000	59,220
Norske Skog Canada, Ltd., Series D, 8.625%, due 06/15/11	55,000	59,675
Norske Skog Canada, Ltd., 7.375%, due 03/01/14	35,000	36,575
		296,770
Government Agency 0.73%
Federative Republic of Brazil, 8.000%, due 04/15/14	16,419	16,235
Federative Republic of Brazil, 11.000%, due 08/17/40	69,000	77,349
Republic of Panama, 9.375%, due 01/16/23	39,000	42,510
Russia, 12.750%, due 06/24/28	23,000	34,960
		171,054
Lodging 0.09%
Intrawest Corp., Series 144A, 7.500%, due 10/15/13 #‡	20,000	20,725

Manufacturing 0.57%
Invensys, PLC, Series 144A, 9.875%, due 03/15/11 #‡	35,000	35,875
Safilo Capital International, SA, Series 144A, 9.625%, due 05/15/13 #	85,000	100,550
		136,425
Mining & Metals - Ferrous & Nonferrous 0.34%
Russel Metals, Inc., 6.375%, due 03/01/14	80,000	80,000

Multimedia 0.51%
Lighthouse International Co., SA, Series 144A, 8.000%, due 04/30/14 #‡	100,000	121,243

Oil & Gas Producers 0.26%
Ocean Rig Norway, ASA, 10.250%, due 06/01/08	60,000	61,200

Oil & Gas Services & Equipment 0.24%
Petroleum Geo-Services, ASA, 10.000%, due 11/05/10	50,000	56,625

Packaging & Containers 1.13%
Crown Holdings, Inc., 10.875%, due 03/01/13	175,000	203,438
Kappa Beheer, BV, 10.625%, due 07/15/09	60,000	63,300
		266,738
Publishing & Printing 0.09%
Hollinger, Inc., Series 144A, 12.875%, due 03/01/11 #	19,000	21,660

Railroad 0.23%
Grupo Transportacion Ferroviaria Mexicana, SA de CV, 12.500%, due 06/15/12	49,000	54,390

Telecommunications - Equipment & Services 0.47%
Nortel Networks, Ltd., 6.125%, due 02/15/06	110,000	112,200

Telecommunications - Integrated 0.32%
Eircom Funding, 8.250%, due 08/15/13	70,000	76,650

Telecommunications - Wireless 0.14%
Rogers Wireless Communications, Inc., 6.375%, due 03/01/14	35,000	32,200

Telecommunications - Wireline 0.00%
Esprit Telecom Group, PLC, 10.875%, due 06/15/08 §	15,000	2

Transportation 0.09%
Stena, AB, 9.625%, due 12/01/12	20,000	22,325

Utilities - Electric & Gas 0.39%
Calpine Canada Energy Finance, 8.500%, due 05/01/08	45,000	31,050
Empresa Nacional de Electricidad, SA (Endesa-Chile), 8.350%, due 08/01/13	55,000	61,394
		92,444

TOTAL FOREIGN BONDS (Cost $2,278,217)		2,306,186

SHORT-TERM INVESTMENTS 8.82%
Government Agency 8.82%
Federal Home Loan Bank, 1.500%, due 10/01/04	2,093,000	2,093,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,093,000)		2,093,000

TOTAL INVESTMENTS (Cost $22,709,400)	98.32%	23,329,172
OTHER ASSETS, LESS LIABILITIES	1.68%	400,647

TOTAL NET ASSETS	100.00%	$23,729,819

LEGEND
* Non-income producing security.
# Security exempt from registration under Rule 144A of the Securities Act of 1933.
† Fair Valued Security
‡ Illiquid Security
§ Security has defaulted on principal and/or interest payments or has filed under bankruptcy laws. Market value at September 30, 2004 of these securities was $131,066.
PLC - Public Limited Company
Step-up - Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
The rate shown is the rate as of September 30, 2004.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS
JEFFERSON PILOT VARIABLE FUND, INC.
BALANCED PORTFOLIO
SEPTEMBER 30, 2004

	Shares	Market Value

COMMON STOCK 62.06%
Aerospace & Defense 1.83%
General Dynamics Corp.	6,500	$663,650
Honeywell International, Inc.	9,560	342,822
United Technologies Corp.	2,700	252,126
		1,258,598
Automotive Parts & Equipment 0.56%
Delphi Corp.	41,600	386,464

Banking 4.80%
Bank of America Corp.	25,510	1,105,348
Citigroup, Inc.	30,386	1,340,630
JPMorgan Chase & Co.	14,772	586,892
Zions Bancorporation	4,600	280,784
		3,313,654
Beverages 1.05%
Coca-Cola Co., The	9,800	392,490
Coca-Cola Enterprises, Inc.	17,700	334,530
		727,020
Broadcasting 0.70%
Comcast Corp. *	17,100	482,904

Chemicals 2.42%
Dow Chemical Co., The	5,400	243,972
E.I. du Pont de Nemours & Co.	22,100	945,880
Rohm & Haas Co.	11,300	485,561
		1,675,413
Computer Equipment & Services 1.24%
International Business Machines Corp.	9,985	856,114

Computer Software 0.84%
Microsoft Corp.	20,925	578,576

Cosmetics & Personal Care 1.32%
Colgate-Palmolive Co.	4,900	221,382
Gillette Co., The	4,100	171,134
Kimberly-Clark Corp.	8,000	516,720
		909,236
Diversified Operations 0.73%
General Electric Co.	15,100	507,058

Electrical Equipment 0.59%
Emerson Electric Co.	6,600	408,474

Electronics - Semiconductors 1.53%
Lam Research Corp. *	8,800	192,544
Motorola, Inc.	26,875	484,825
Texas Instruments, Inc.	17,875	380,380
		1,057,749
Environmental Controls 0.77%
Waste Management, Inc.	19,410	530,669

Financial Services 2.66%
Franklin Resources, Inc.	8,000	446,080
MBNA Corp.	13,200	332,640
Merrill Lynch & Company, Inc.	7,100	353,012
Prudential Financial, Inc.	4,600	216,384
Synovus Financial Corp.	18,800	491,620
		1,839,736
Food Products 0.64%
General Mills, Inc.	9,800	440,020

Food Service & Restaurants 0.85%
McDonald's Corp.	21,000	588,630

Forest Products & Paper 2.08%
International Paper Co.	10,400	420,264
Weyerhaeuser Co.	15,300	1,017,144
		1,437,408
Government Agency 0.89%
Freddie Mac	9,400	613,256

Healthcare 0.47%
Cardinal Health, Inc.	7,400	323,898

Insurance 3.51%
Ace, Ltd.	17,400	697,044
American International Group, Inc.	9,600	652,704
Hartford Financial Services Group, Inc., The	13,000	805,090
Marsh & McLennan Companies, Inc.	5,800	265,408
		2,420,246
Machinery 0.70%
Caterpillar, Inc.	6,000	482,700

Manufacturing 0.90%
Parker-Hannifin Corp.	10,600	623,916

Medical Products 0.43%
Baxter International, Inc.	9,300	299,088

Mining & Metals - Ferrous & Nonferrous 2.46%
Alcoa, Inc.	23,200	779,288
Potash Corporation of Saskatchewan	7,740	496,676
Rio Tinto, PLC, ADR	3,900	423,735
		1,699,699
Mining & Metals - Precious 0.24%
Cameco Corp.	2,100	166,404

Multimedia 1.42%
Gannett Company, Inc.	6,390	535,226
Time Warner, Inc. *	27,245	439,734
		974,960
Office Equipment 1.24%
Avery Dennison Corp.	6,200	407,836
Pitney Bowes, Inc.	10,100	445,410
		853,246
Oil & Gas - Integrated 7.66%
BP Amoco, PLC, ADR	17,160	987,215
ChevronTexaco Corp.	19,000	1,019,160
EnCana Corp.	18,526	857,754
Exxon Mobil Corp.	32,925	1,591,264
Total, SA, ADR	7,800	796,926
		5,252,319
Oil & Gas Producers 0.70%
Apache Corp.	9,600	481,056

Oil & Gas Services & Equipment 0.60%
Schlumberger, Ltd.	6,100	410,591

Pharmaceutical 4.74%
Abbott Laboratories	22,400	948,864
Eli Lilly & Co.	7,200	432,360
Novartis, AG, ADR	5,700	266,019
Pfizer, Inc.	15,995	489,447
Schering-Plough Corp.	34,800	663,288
Wyeth	12,300	460,020
		3,259,998
Retail Stores 0.73%
Family Dollar Stores, Inc.	3,900	105,690
TJX Companies, Inc., The	18,300	403,332
		509,022
Telecommunications - Integrated 2.99%
SBC Communications, Inc.	21,300	552,735
Sprint Corp.	23,400	471,042
Verizon Communications, Inc.	26,400	1,039,632
		2,063,409
Telecommunications - Wireline 0.52%
BellSouth Corp.	13,200	357,984

Tobacco 0.78%
Altria Group, Inc.	11,400	536,256

Transportation 3.38%
Canadian National Railway Co.	11,047	539,094
CSX Corp.	17,800	590,960
FedEx Corp.	4,225	362,040
Union Pacific Corp.	14,400	843,840
		2,335,934
Utilities - Electric & Gas 3.09%
Dominion Resources, Inc.	4,800	313,200
Exelon Corp.	19,400	711,786
Pinnacle West Capital Corp.	9,900	410,850
PPL Corp.	6,800	320,824
Progress Energy, Inc.	8,900	376,826
		2,133,486

TOTAL COMMON STOCK (Cost $41,074,982)		42,795,191

	Principal Value
CORPORATE BONDS 14.60%
Aerospace & Defense 0.23%
Lockheed Martin Corp., 8.200%, due 12/01/09	$85,000	101,147
Raytheon Co., 5.375%, due 04/01/13	50,000	51,985
		153,132
Agricultural Operations 0.08%
Monsanto Co., 7.375%, due 08/15/12	50,000	58,542

Asset-Backed Securities 1.97%
Capital Auto Receivables Asset Trust, Series 2003-1,
Class A4A, 3.100%, due 06/15/10	200,000	199,713
Capital One Master Trust, Series 2001-8A, Class A, 4.600%, due 08/17/09	200,000	206,285
Fleet Credit Card Master Trust II, Series 2003-A, Class A, 2.400%, due 07/15/08	200,000	199,436
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.590%, due 03/15/30	210,000	230,088
Onyx Acceptance Auto Trust, Series 2003-C, Class A4, 2.660%, due 05/17/10	200,000	198,283
Residential Asset Securities Corp., Series 2004-KS3,
Class AI2, 2.170%, due 11/25/24	125,000	123,211
USAA Auto Owner Trust, Series 2004-1, Class A3, 2.060%, due 04/15/08	200,000	198,149
		1,355,165
Automotive Parts & Equipment 0.86%
Lear Corp., Series B, 7.960%, due 05/15/05	320,000	329,984
Tenneco Automotive, Inc., Series B, 11.625%, due 10/15/09	251,000	264,805
		594,789
Banking 1.28%
Bank of America Corp., 4.750%, due 08/15/13	100,000	99,808
Citigroup, Inc., Series 144A, 5.000%, due 09/15/14 #	112,000	112,139
Citigroup, Inc., 6.625%, due 06/15/32	121,000	132,532
Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	170,000	169,884
JPMorgan Chase & Co., 6.750%, due 02/01/11	75,000	84,379
Mellon Funding Corp., 5.000%, due 12/01/14	75,000	76,240
Popular North America, Inc., 4.700%, due 06/30/09	75,000	76,859
U.S. Bancorp, 5.700%, due 12/15/08	60,000	64,420
Wachovia Corp., 5.250%, due 08/01/14	75,000	76,668
		892,929
Beverages 0.66%
Anheuser-Busch Companies, Inc., 6.000%, due 04/15/11	139,000	152,764
Coca-Cola Enterprises, Inc., 5.375%, due 08/15/06	50,000	52,170
Coca-Cola Enterprises, Inc., 6.125%, due 08/15/11	92,000	101,437
Miller Brewing Co., Series 144A, 5.500%, due 08/15/13 #	75,000	78,198
Pepsi Bottling Holdings, Inc., Series 144A, 5.625%, due 02/17/09 #	65,000	69,972
		454,541
Broadcasting 0.71%
Clear Channel Communications, Inc., 4.625%, due 01/15/08	96,000	97,762
Comcast Cable Communications, Inc., 6.750%, due 01/30/11	202,000	224,059
EchoStar DBS Corp., 5.750%, due 10/01/08	173,000	173,865
		495,686
Building Construction 0.08%
Pulte Homes, Inc., 6.250%, due 02/15/13	50,000	53,401

Collateralized Mortgage Obligation 2.47%
Aire Valley Finance, Series 144A, Series 2004-1A,
Class 2A3, Floating Rate, 2.100%, due 09/20/34 #†‡	100,000	100,000
Chase Commercial Mortgage Securities Corp., Series 1998-2,
Class A2, 6.390%, due 11/18/30	200,000	218,508
CS First Boston Mortgage Securities Corp., Series 2003-C3,
Class A5, 3.936%, due 05/15/38	200,000	190,742
Greenwich Capital Commercial Funding Corp., Series 2004-GG1,
Class A7, 5.317%, due 06/10/36	200,000	208,435
GS Mortgage Securities Corporation II, Series 2004-GG2,
Class A6, 5.396%, due 08/10/38	150,000	157,244
LB-UBS Commercial Mortgage Trust, Series 2002-C1,
Class A4, 6.462%, due 03/15/31	140,000	157,373
Morgan Stanley Capital I, Series 1999-WF1, Class A2, 6.210%, due 11/15/31	125,000	135,144
Morgan Stanley Capital I, Series 2003-T11, Class A4, 5.150%, due 06/13/41	200,000	207,156
National RMBS Trust, Series 2004-1, Class A1, Floating Rate,
2.053%, due 03/20/34 †	125,000	125,000
Prudential Commercial Mortgage Trust, Series 2003-PWR1,
Class A2, 4.490%, due 02/11/36	200,000	198,602
		1,698,204
Computer Equipment & Services 0.14%
Hewlett-Packard Co., 3.625%, due 03/15/08	99,000	99,323

Financial Services 1.88%
American Express Co., 4.875%, due 07/15/13	125,000	126,735
Boeing Capital Corp., 6.500%, due 02/15/12	50,000	55,974
Countrywide Home Loans, Inc., 2.875%, due 02/15/07	180,000	178,048
Devon Financing Corp., 6.875%, due 09/30/11	50,000	56,413
Ford Motor Credit Co., 7.000%, due 10/01/13	170,000	179,739
General Electric Capital Corp., 2.850%, due 01/30/06	150,000	150,383
General Motors Acceptance Corp., MTN, 4.375%, due 12/10/07	166,000	167,359
General Motors Acceptance Corp., 6.875%, due 08/28/12	148,000	153,788
Merrill Lynch & Company, Inc., 6.000%, due 02/17/09	75,000	81,202
Morgan Stanley, 4.750%, due 04/01/14	75,000	72,606
Prudential Financial, Inc., 4.500%, due 07/15/13	75,000	72,722
		1,294,969
Food Products 0.45%
American Stores Co., 8.000%, due 06/01/26	45,000	51,914
Kellogg Co., 2.875%, due 06/01/08	87,000	85,299
Kellogg Co., Series B, 7.450%, due 04/01/31	96,000	118,516
Kraft Foods, Inc., 6.250%, due 06/01/12	50,000	54,626
		310,355
Food Service & Restaurants 0.09%
Yum! Brands, Inc., 8.875%, due 04/15/11	50,000	62,168

Forest Products & Paper 0.12%
Weyerhaeuser Co., 7.375%, due 03/15/32	75,000	86,062

Healthcare 0.16%
Cardinal Health, Inc., 6.750%, due 02/15/11	50,000	53,818
UnitedHealth Group, Inc., 5.200%, due 01/17/07	50,000	52,240
		106,058
Insurance 0.99%
Ace INA Holdings, Inc., 5.875%, due 06/15/14	75,000	78,355
American International Group, Inc., SunAmerica Global Financing IX,
Series 144A, 5.100%, due 01/17/07 #	130,000	135,538
Berkshire Hathaway, Inc., 3.375%, due 10/15/08	195,000	193,467
Hartford Financial Services Group, Inc., The, 4.750%, due 03/01/14	75,000	73,550
Marsh & McLennan Companies, Inc., 5.375%, due 03/15/07	105,000	110,411
St. Paul Travelers Companies, Inc., The, 8.125%, due 04/15/10	75,000	89,070
		680,391
Motor Vehicle Manufacturing 0.13%
DaimlerChrysler North America Holding Corp., 8.000%, due 06/15/10	75,000	87,199

Multimedia 0.38%
News America, Inc., 7.625%, due 11/30/28	50,000	58,436
Time Warner, Inc., 7.700%, due 05/01/32	179,000	208,141
		266,577
Oil & Gas - Distribution & Marketing 0.07%
Kinder Morgan Energy Partners, LP, 5.000%, due 12/15/13	50,000	49,633

Oil & Gas - Integrated 0.21%
Occidental Petroleum Corp., 6.750%, due 01/15/12	50,000	56,682
Pemex Project Funding Master Trust, 9.125%, due 10/13/10	75,000	89,250
		145,932
Oil & Gas Services & Equipment 0.08%
Halliburton Co., 5.500%, due 10/15/10	50,000	52,379

Packaging & Containers 0.08%
Sealed Air Corp., Series 144A, 6.875%, due 07/15/33 #	50,000	53,374

Retail Stores 0.38%
Federated Department Stores, Inc., 6.900%, due 04/01/29	50,000	54,781
Fred Meyer, Inc., 7.450%, due 03/01/08	43,000	48,028
Target Corp., 5.500%, due 04/01/07	70,000	74,063
Wal-Mart Stores, Inc., 6.875%, due 08/10/09	75,000	85,058
		261,930
Telecommunications - Integrated 0.29%
MCI, Inc., 5.908%, due 05/01/07	66,000	65,423
MCI, Inc., 7.735%, due 05/01/14	2,000	1,895
Sprint Capital Corp., 8.375%, due 03/15/12	50,000	60,557
Verizon Maryland, Inc., 5.125%, due 06/15/33	92,000	79,344
		207,219
Telecommunications - Wireless 0.12%
AT&T Wireless Services, Inc., 7.500%, due 05/01/07	76,000	83,730

Textiles & Apparel 0.07%
Mohawk Industries, Inc., 7.200%, due 04/15/12	40,000	46,047

Transportation 0.07%
CSX Corp., 5.300%, due 02/15/14	50,000	50,474

Utilities - Electric & Gas 0.55%
American Electric Power Co., 5.375%, due 03/15/10	33,000	34,708
Duke Energy Corp., 4.200%, due 10/01/08	75,000	75,768
MidAmerican Energy Holdings Co., 3.500%, due 05/15/08	91,000	89,572
PG&E Corp., 1.810%, due 04/03/06	25,000	25,023
PG&E Corp., 3.600%, due 03/01/09	16,000	15,813
PG&E Corp., 4.200%, due 03/01/11	56,000	55,357
PG&E Corp., 6.050%, due 03/01/34	24,000	24,427
TXU Energy Co., 7.000%, due 03/15/13	50,000	56,454
		377,122

TOTAL CORPORATE BONDS (Cost $9,881,841)		10,077,331

FOREIGN BONDS 1.18%
Banking 0.11%
HBOS, PLC, Series 144A, 6.000%, due 11/01/33 #	75,000	76,867

Broadcasting 0.32%
British Sky Broadcasting Group, PLC, 6.875%, due 02/23/09	198,000	218,825

Financial Services 0.36%
Deutsche Telekom International Finance, BV, 3.875%, due 07/22/08	156,000	156,623
Gemstone Investors, Ltd., Series 144A, 7.710%, due 10/31/04 #	90,000	90,113
		246,736
Foreign Government 0.02%
Republic of South Africa, 6.500%, due 06/02/14	15,000	16,013

Manufacturing 0.11%
Tyco International Group, SA, 6.000%, due 11/15/13	70,000	75,547

Oil & Gas - Distribu tion & Marketing 0.13%
Burlington Resources, Inc., 7.200%, due 08/15/31	77,000	90,985

Telecommunications - Wireline 0.13%
France Telecom, SA, 8.750%, Step-up, due 03/01/11	75,000	89,781

TOTAL FOREIGN BONDS (Cost $800,921)		814,754

GOVERNMENT & AGENCY OBLIGATIONS 18.61%
Government Agency 1.34%
Fannie Mae, 5.000%, due 01/15/07	225,000	235,297
Fannie Mae, 2.500%, due 06/15/08	80,000	77,478
Fannie Mae, 5.250%, due 01/15/09	124,000	132,068
Freddie Mac, 5.750%, due 04/15/08	87,000	93,959
Freddie Mac, 5.750%, due 03/15/09	36,000	39,117
Freddie Mac, 7.000%, due 03/15/10	300,000	345,476
		923,395
Mortgage-Backed Securities 13.51%
Fannie Mae, Pool #545322, 6.009%, due 11/01/11	165,776	182,027
Fannie Mae, Pool #545316, 5.636%, due 12/01/11	193,532	207,163
Fannie Mae, Pool #254274, 6.000%, due 03/01/12	225,000	237,443
Fannie Mae, Pool #725217, 4.760%, due 02/01/14	396,715	402,963
Fannie Mae, Pool #725457, 4.652%, due 04/01/14	448,091	449,965
Fannie Mae, Pool #529245, 6.500%, due 09/01/14	220,213	233,437
Fannie Mae, Pool #577831, 6.000%, due 04/01/16	315,851	331,418
Fannie Mae, Pool #685185, 5.500%, due 02/01/18	500,000	517,557
Fannie Mae, Pool #555534, 6.500%, due 04/01/18	225,000	238,348
Fannie Mae, Pool #764283, 5.000%, due 01/01/19	500,000	509,397
Fannie Mae, Pool #765508, 5.500%, due 01/01/19	652,633	675,549
Fannie Mae, Pool #772424, 5.000%, due 01/01/19	447,235	455,329
Fannie Mae, Pool #742281, 5.000%, due 03/01/19	72,173	73,419
Fannie Mae, Pool #773873, 5.000%, due 04/01/19	472,490	480,647
Fannie Mae, Pool #751999, 5.000%, due 06/01/19	63,660	64,759
Fannie Mae, Pool #779013, 5.000%, due 06/01/19	436,856	444,398
Fannie Mae, Pool #780310, 5.000%, due 06/01/19	436,335	443,868
Fannie Mae, Pool #782586, 5.000%, due 06/01/19	388,750	395,461
Fannie Mae, Pool #772244, 5.500%, due 07/01/19	282,427	292,245
Fannie Mae, Pool #782685, 5.500%, due 06/01/34	498,453	505,672
Government National Mortgage Association, Pool #525586, 7.500%, due 02/15/30	149,211	160,775
Government National Mortgage Association, Pool #570465, 6.500%, due 11/15/31	341,000	360,200
Government National Mortgage Association, Pool #781431, 7.000%, due 04/15/32	397,251	423,813
Government National Mortgage Association, Pool #564798, 6.000%, due 03/15/34	234,713	243,646
Government National Mortgage Association, Pool #605431, 5.500%, due 05/15/34	243,697	248,305
Government National Mortgage Association, Pool #618996, 5.000%, due 06/15/34	249,006	248,113
Government National Mortgage Association, 5.000%, due 10/01/34 ‡	520,000	517,075
		9,342,992
U.S. Treasury Bills, Bonds, and Notes 3.76%
U.S. Treasury Inflation- Indexed Note, 3.375%, due 01/15/07	465,436	497,271
U.S. Treasury Note, 5.625%, due 05/15/08	341,000	370,824
U.S. Treasury Note, 6.000%, due 08/15/09	64,000	71,545
U.S. Treasury Note, 5.000%, due 08/15/11	167,000	179,479
U.S. Treasury Bond, 8.125%, due 08/15/19	134,000	183,449
U.S. Treasury Bond, 7.250%, due 08/15/22	230,000	296,143
U.S. Treasury Bond, 6.250%, due 08/15/23	452,000	527,816
U.S. Treasury Bond, 6.000%, due 02/15/26	279,000	318,093
U.S. Treasury Bond, 5.250%, due 02/15/29	147,000	153,035
		2,597,655

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $12,609,627)		12,864,042

SHORT-TERM INVESTMENTS 0.65%
U.S. Treasury Bills, Bonds, and Notes 0.65%
U.S. Treasury Bill, 1.550%, due 11/12/04	450,000	449,203

TOTAL SHORT-TERM INVESTMENTS (Cost $449,203)		449,203

TOTAL INVESTMENTS (Cost $64,816,574)	97.10%	67,000,521
OTHER ASSETS, LESS LIABILITIES	2.90%	2,002,435

TOTAL NET ASSETS	100.00%	$69,002,956

LEGEND
* Non-income producing security.
# Security exempt from registration under Rule 144A of the Securities Act of 1933.
† Fair Valued Security
‡ When-issued Security
ADR - American Depositary Receipt
MTN - Medium-term Note
PLC - Public Limited Company
Step-up - Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
The rate shown is the rate as of September 30, 2004

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS
JEFFERSON PILOT VARIABLE FUND, INC.
MONEY MARKET PORTFOLIO
SEPTEMBER 30, 2004

	Principal Value	Market Value

SHORT-TERM INVESTMENTS 100.05%
Banking 8.06%
Bank of America Corp., 1.620%, due 10/29/04	$2,587,000	$2,583,741
Citigroup, Inc., 1.650%, due 10/26/04	2,537,000	2,534,093
		5,117,834
Financial Services 13.74%
American General Finance Corp., 1.770%, due 10/04/04	1,500,000	1,499,779
General Electric Capital Corp., 1.820%, due 11/19/04	2,575,000	2,568,621
MetLife Funding, Inc., 1.670%, due 11/10/04	2,069,000	2,065,161
Morgan Stanley, 1.780%, due 10/27/04	2,591,000	2,587,669
		8,721,230
Government Agency 78.25%
Fannie Mae, 1.090%, due 10/12/04	2,500,000	2,499,167
Fannie Mae, 1.750%, due 11/12/04	3,000,000	2,993,875
Fannie Mae, 1.810%, due 11/22/04	3,000,000	2,992,157
Fannie Mae, 1.810%, due 11/23/04	2,000,000	1,994,671
Fannie Mae, 1.810%, due 11/29/04	3,000,000	2,991,101
Federal Home Loan Bank, 1.500%, due 10/01/04	10,744,000	10,744,000
Federal Home Loan Bank, 1.100%, due 10/06/04	2,525,000	2,524,614
Federal Home Loan Bank, 1.680%, due 11/10/04	3,200,000	3,194,027
Federal Home Loan Bank, 1.640%, due 11/24/04	3,200,000	3,192,128
Federal Home Loan Bank, 1.750%, due 12/10/04	3,200,000	3,188,673
Freddie Mac, 1.475%, due 10/05/04	2,800,000	2,799,541
Freddie Mac, 1.520%, due 10/13/04	2,800,000	2,798,581
Freddie Mac, 1.570%, due 10/25/04	2,173,000	2,170,726
Freddie Mac, 1.755%, due 12/07/04	2,596,000	2,587,207
Tennessee Valley Authority, 1.670%, due 11/04/04	3,000,000	2,995,268
		49,665,736

TOTAL SHORT-TERM INVESTMENTS (Cost $63,505,643)		63,504,800

TOTAL INVESTMENTS (Cost $63,505,643)	100.05%	63,504,800
OTHER ASSETS, LESS LIABILITIES	(0.05%)	(30,464)

TOTAL NET ASSETS	100.00%	$63,474,336

See Notes to Schedule of Investments

JEFFERSON PILOT VARIABLE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

ORGANIZATION

Jefferson Pilot Variable Fund, Inc. (the "Company") is a diversified open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Company was incorporated under the laws of the State of Maryland on October 19, 1984 for the purpose of funding flexible premium variable life insurance policies and variable annuity contracts issued by Jefferson Pilot Financial Insurance Company and its affiliates. The Company is composed of fourteen separate portfolios (the "Portfolios"): the Capital Growth Portfolio, the Growth Portfolio, the Strategic Growth Portfolio, the S&P 500 Index Portfolio, the Value Portfolio, the Mid-Cap Growth Portfolio, the Mid-Cap Value Portfolio, the Small Company Portfolio, the Small-Cap Value Portfolio, the International Equity Portfolio, the World Growth Stock Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, and the Money Market Portfolio.

SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Valuation of Investments: Investment securities are valued at the closing sales price on the exchange on which such securities are principally traded; securities traded in the over-the-counter market and securities traded on a national exchange for which no sales took place on the day of valuation are valued at the bid price at the close of trading. Quotations for foreign securities are in United States dollars and, accordingly, unrealized gains and losses on these securities reflect all foreign exchange fluctuations. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. The aggregate fair value of these securities at September 30, 2004 was $28,950, held by the High Yield Bond Portfolio. Short-term debt instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Occasionally, a significant event may occur after the closing price of a foreign security is determined, but before the close of business on the NYSE. If such an event is expected to materially affect the value of the security, the foreign security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Investment Security Transactions: Investment security transactions are recorded as of the trade date; the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Government National Mortgage Association, Fannie Mae, Federal Agricultural Mortgage Corp., Federal Home Loan Bank and Freddie Mac, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

Security Lending: The S&P 500 Index Portfolio has entered into a Securities Lending Agreement (the “Agreement”) with Citibank, N.A. (the “Agent”). Under the terms of the Agreement, the S&P 500 Index Portfolio may lend portfolio securities to certain qualified institutions (the “Borrower”) approved by the Board of Directors of the Fund in order to earn additional income. The Agreement requires that loans are to be collateralized at all times by cash or government and agency securities in an amount at least equal to 102% of the market value of the securities loaned. The market value of the loaned securities is determined at the close of business each day and any additional required collateral is delivered to the Agent on the next business day. At September 30, 2004, the S&P 500 Index Portfolio had securities valued at $12,049,526 on loan and cash collateral of $12,457,637 was invested in a Repurchase Agreement.

The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Portfolio could experience delays and costs in recovering securities loaned or in gaining access to the collateral. The Agent provides the Portfolio with indemnification against Borrower default. A portion of the income generated upon investment of the collateral is remitted to the Borrower and the remainder is allocated between the Portfolio and the Agent. Income earned from securities lending is reflected on the Statement of Operations as investment income. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Repurchase agreements involve certain risks not associated with direct investment in securities, including the risk that the original seller will default on its obligations to repurchase, as a result of bankruptcy or otherwise. If the seller defaults or becomes insolvent, a Portfolio could realize delays, costs or a loss in asserting its rights to the collateral in satisfaction of the seller’s repurchase agreement.

INVESTMENTS

Net realized gains and losses on investment securities sold are determined by using the first-in, first-out method.

At September 30, 2004, gross unrealized gains and losses were as follows:
	Gains	Losses	Net
Capital Growth	13,442,410	10,108,167	3,334,243
Growth	2,778,136	667,451	2,110,685
Strategic Growth	12,595,905	2,464,154	10,131,751
S&P 500 Index	32,315,424	63,305,966	(30,990,542)
Value	13,225,866	2,376,830	10,849,037
Mid-Cap Growth	2,040,005	499,379	1,540,626
Mid-Cap Value	6,233,661	1,392,175	4,841,487
Small Company	7,045,770	3,530,693	3,515,078
Small-Cap Value	9,250,939	1,023,527	8,227,411
International Equity	2,869,738	575,675	2,294,063
World Growth Stock	22,426,759	8,051,912	14,374,847
High Yield Bond	1,048,057	428,037	620,020
Balanced	3,337,079	1,153,132	2,183,947
Money Market	0	843	(843)

CONCENTRATION OF CREDIT RISK

The International Equity and World Growth Stock Portfolios invest in securities of non-U.S. issuers. Although the Portfolios maintain diversified investment portfolios, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At September 30, 2004, investment allocation by industry for the International Equity Portfolio was as follows:

Banking	16.38%
Entertainment & Leisure	5.53%
Manufacturing	5.03%
Electronics	4.79%
Telecommunications - Integrated	4.57%
Lodging	4.43%
Telecommunications - Wireless	4.27%
Broadcasting	4.24%
Retail Stores	4.05%
Pharmaceutical	3.74%
Automotive Sales & Services	3.56%
Oil & Gas - Integrated	3.50%
Multimedia	3.16%
Publishing & Printing	3.10%
Medical Products	2.52%
Transportation	2.04%
Food Products	1.99%
Computer Software	1.97%
Motor Vehicle Manufacturing	1.97%
Electronics - Semiconductors	1.92%
Chemicals	1.60%
Electronic Components	1.49%
Insurance	1.39%
Oil & Gas Producers	1.34%
Advertising	1.08%
Real Estate	1.03%
Office Equipment	0.93%
Wholesale Distributor	0.56%
92.18%

At September 30, 2004, the investment allocation by industry for the World Growth Stock Portfolio was as follows:

Banking	8.96%
Pharmaceutical	7.44%
Insurance	6.89%
Oil & Gas - Integrated	6.83%
Telecommunications - Integrated	6.23%
Chemicals	4.55%
Electronics	4.36%
Utilities - Electric & Gas	3.77%
Diversified Operations	2.88%
Forest Products & Paper	2.88%
Publishing & Printing	2.73%
Aerospace & Defense	2.65%
Food Products	2.57%
Mining & Metals - Ferrous & Nonferrous	2.41%
Financial Services	2.33%
Broadcasting	2.11%
Computer Software	2.10%
Telecommunications - Wireless	1.98%
Manufacturing	1.87%
Motor Vehicle Manufacturing	1.82%
Telecommunications - Wireline	1.79%
Electronic Components	1.74%
Toys	1.46%
Machinery	1.25%
Delivery & Freight Services	1.20%
Retail Stores	1.19%
Computer Equipment & Services	1.03%
Security Systems	1.01%
Beverages	0.94%
Healthcare	0.79%
Automotive Parts & Equipment	0.78%
Commercial Services	0.78%
Railroad	0.77%
Medical Products	0.75%
Computer Information & Technology	0.65%
Holding Companies	0.58%
Food Service & Restaurants	0.57%
Real Estate	0.55%
Lodging	0.44%
Mining & Metals - Precious	0.44%
Multimedia	0.43%
Investment Companies	0.22%
Consulting Services	0.21%
96.93%

ILLIQUID AND RESTRICTED SECURITIES

All of the Portfolios may to some extent purchase certain restricted securities and limited amounts of illiquid securities. The Portfolios may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Portfolios do not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Directors. At September 30, 2004, the International Equity Portfolio held $363,103 or 1.03% of net assets, the High Yield Bond Portfolio held $4,265,911 or 17.98% of net assets and the Balanced Portfolio held $716,201 or 1.04% of net assets in securities exempt from registration under Rule 144A of the Securities Act of 1933.

At September 30, 2004, the High Yield Bond Portfolio held $1,550,301 or 6.53% of net assets in illiquid securities under the Rule 144A exemption. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Portfolios may experience difficulty in closing out positions at prevailing market prices.

Item 2. Controls and Procedures

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson Pilot Variable Fund, Inc.

By:    /s/ Ronald R. Angarella

 Ronald R. Angarella, President

Date:    11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

Jefferson Pilot Variable Fund, Inc.

By:    /s/ Ronald R. Angarella

 Ronald R. Angarella, President

Date:    11/29/04

Jefferson Pilot Variable Fund, Inc.

By:    /s/ John A. Weston

 John A. Weston, Treasurer

Date:    11/29/04